                  [LOGO OFO EXCELSIOR TAX-EXEMPT FUNDS INC.]


                       TAX-EXEMPT FIXED INCOME PORTFOLIOS


                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 1998

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
STATEMENTS OF ASSETS AND LIABILITIES.......................................   1
STATEMENTS OF OPERATIONS...................................................   2
STATEMENTS OF CHANGES IN NET ASSETS........................................   3
FINANCIAL HIGHLIGHTS -- SELECTED PER SHARE DATA AND RATIOS.................   4
PORTFOLIOS OF INVESTMENTS
  Tax-Exempt Money Fund....................................................   6
  Short-Term Tax-Exempt Securities Fund....................................  10
  Intermediate-Term Tax-Exempt Fund........................................  12
  New York Intermediate-Term Tax-Exempt Fund...............................  14
  Long-Term Tax-Exempt Fund................................................  16
  California Tax-Exempt Income Fund........................................  18
  New York Tax-Exempt Money Fund...........................................  25
NOTES TO FINANCIAL STATEMENTS..............................................  28

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

 . INITIAL PURCHASE AND PROSPECTUS INFORMATION AND SHAREHOLDER SERVICES 1-800-
  446-1012
 . CURRENT PRICE AND YIELD INFORMATION 1-800-233-9180

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and expenses regarding Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-446-1012.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are sponsored and distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at the following address:

    EXCELSIOR FUNDS, INC.
    C/O CHASE GLOBAL FUNDS SERVICES COMPANY
    P.O. BOX 2798
    BOSTON, MA 02208-2798

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY OF CONNECTICUT, THEIR PARENT OR AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

EXCELSIOR TAX-EXEMPT FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998 (UNAUDITED)


                                                                        NEW YORK
                                           SHORT-TERM   INTERMEDIATE- INTERMEDIATE-               CALIFORNIA    NEW YORK
                             TAX-EXEMPT    TAX-EXEMPT       TERM          TERM        LONG-TERM   TAX-EXEMPT   TAX-EXEMPT
                               MONEY       SECURITIES    TAX-EXEMPT    TAX-EXEMPT     TAX-EXEMPT    INCOME       MONEY
                                FUND          FUND          FUND          FUND           FUND        FUND         FUND
                           --------------  -----------  ------------- -------------  ------------ ----------- ------------
  ASSETS:
   Investments, at cost-
    see accompanying
    portfolios...........  $1,373,449,808  $38,569,980  $272,386,867  $139,203,188   $176,662,140 $51,131,141 $224,860,368
                           ==============  ===========  ============  ============   ============ =========== ============
   Investments, at value
    (Note 1).............  $1,373,449,808  $39,174,979  $286,506,540  $144,916,827   $185,841,551 $52,402,976 $224,860,368
   Cash..................             --         9,653        22,103            72            --       23,952          --
   Interest receivable...       5,620,988      647,401     4,106,152     1,867,232      2,720,955     706,190      777,905
   Receivable for fund
    shares sold..........             --           --        225,798        74,391        145,513     566,347          --
   Receivable from
    investments sold.....             --           --            --      8,586,276      5,228,274         --           --
   Receivable due from
    investment adviser...             --           --            --            --             --      126,135          --
   Prepaid expenses......          30,391        1,204         7,357         3,305          3,726         996          --
   Unamortized
    organization costs
    (Note 5).............             --           --            --            --             --       18,883          --
                           --------------  -----------  ------------  ------------   ------------ ----------- ------------
   TOTAL ASSETS..........   1,379,101,187   39,833,237   290,867,950   155,448,103    193,940,019  53,845,479  225,638,273
  LIABILITIES:
   Payable for dividends
    declared.............       3,395,357      116,750       918,469       459,578        564,823     142,788      522,299
   Payable for fund
    shares redeemed......             --           --          3,970        15,000         21,846     338,797          --
   Payable for
    investments
    purchased............             --           --            --      5,389,628     22,310,247     877,503          --
   Investment advisory
    fees payable (Note
    2)...................         212,092        9,473        79,903        55,439         57,447         --        13,111
   Administration fees
    payable (Note 2).....         179,075        4,184        40,051        19,999         20,927       7,322       25,641
   Administration service
    fees payable (Note
    2)...................         110,703        4,840        28,474         5,804         15,653      27,812          --
   Directors' fees
    payable (Note 2).....          23,596          958         5,287         2,463          2,125         620        1,991
   Due to custodian bank.       1,404,841          --            --            --           1,138         --         1,804
   Accrued expenses and
    other payables.......         125,585       16,035        43,507        18,362         20,046      11,812       26,547
                           --------------  -----------  ------------  ------------   ------------ ----------- ------------
   TOTAL LIABILITIES.....       5,451,249      152,240     1,119,661     5,966,273     23,014,252   1,406,654      591,393
                           --------------  -----------  ------------  ------------   ------------ ----------- ------------
  NET ASSETS.............  $1,373,649,938  $39,680,997  $289,748,289  $149,481,830   $170,925,767 $52,438,825 $225,046,880
                           ==============  ===========  ============  ============   ============ =========== ============
  NET ASSETS consist of:
   Undistributed
    (distributions in
    excess of) net
    investment income....  $      (30,728) $      (121)          --   $        (32)  $     55,607         --
   Accumulated net
    realized gain (loss)
    on investments.......        (167,000)    (466,171) $  3,296,502     1,668,041      3,717,161 $    13,491          --
   Unrealized
    appreciation of
    investments..........             --       604,999    14,119,673     5,713,639      9,179,411   1,271,835          --
   Par value (Note 4)....       1,374,547        5,535        29,920        16,645         16,572       7,215 $    225,047
   Paid in capital in
    excess of par value..   1,372,473,119   39,536,755   272,302,194   142,083,537    157,957,016  51,146,284  224,821,833
                           --------------  -----------  ------------  ------------   ------------ ----------- ------------
  TOTAL NET ASSETS.......  $1,373,649,938  $39,680,997  $289,748,289  $149,481,830   $170,925,767 $52,438,825 $225,046,880
                           ==============  ===========  ============  ============   ============ =========== ============
  Shares of Common Stock
   Outstanding...........   1,374,516,827    5,534,674    29,920,334    16,645,333     16,572,618   7,215,127  225,046,880
  NET ASSET VALUE PER
   SHARE.................           $1.00        $7.17         $9.68         $8.98         $10.31       $7.27        $1.00
                                    =====        =====         =====         =====         ======       =====        =====

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)


                                                                        NEW YORK
                                            SHORT-TERM  INTERMEDIATE- INTERMEDIATE-             CALIFORNIA   NEW YORK
                               TAX-EXEMPT   TAX-EXEMPT      TERM          TERM      LONG-TERM   TAX-EXEMPT  TAX-EXEMPT
                                  MONEY     SECURITIES   TAX-EXEMPT    TAX-EXEMPT   TAX-EXEMPT    INCOME      MONEY
                                  FUND         FUND         FUND          FUND         FUND        FUND       FUND*
                               -----------  ----------  ------------- ------------- ----------  ----------  ----------
  INVESTMENT INCOME:
   Interest income...........  $25,173,783  $  849,032   $ 6,407,819   $3,148,303   $3,969,980  $  837,364  $1,016,650
                               -----------  ----------   -----------   ----------   ----------  ----------  ----------
  EXPENSES:
   Investment advisory fees
    (Note 2).................    1,747,300      60,079       479,833      347,677      394,633      98,577     156,633
   Administration fees
    (Note 2).................    1,069,348      30,640       209,755      106,389      120,758      30,165      47,507
   Administrative servicing
    fees (Note 2)............      340,805      13,834        82,763       18,477       63,063      77,040         --
   Shareholder servicing
    agent fees...............       14,117       4,912         9,660        4,513       23,095      10,397         772
   Custodian fees............      180,863       6,171        34,545       17,655       21,803       5,592       8,306
   Registration and filing
    fees.....................        9,814       6,882        10,359          182        8,544         984         269
   Legal and audit fees......       91,199       3,150        17,222        8,373        9,480       2,654       5,803
   Directors' fees and ex-
    penses (Note 2)..........       48,404       1,424         9,220        4,361        4,655       1,242       1,991
   Shareholder reports.......       20,741       2,199        14,191        4,408        5,742       2,389       1,870
   Amortization of organiza-
    tion costs (Note 5)......          --          --          2,516          --           --        3,153         --
   Miscellaneous expenses....       97,567       2,819        12,845        4,662        5,856       3,408      17,413
                               -----------  ----------   -----------   ----------   ----------  ----------  ----------
   TOTAL EXPENSES............    3,620,158     132,110       882,909      516,697      657,629     235,601     240,564
   Fees waived and reimbursed
    by investment adviser and
    administrators (Note 2)..     (340,805)    (13,834)      (82,763)     (18,477)     (63,063)   (137,240)   (107,706)
                               -----------  ----------   -----------   ----------   ----------  ----------  ----------
   NET EXPENSES..............    3,279,353     118,276       800,146      498,220      594,566      98,361     132,858
                               -----------  ----------   -----------   ----------   ----------  ----------  ----------
  NET INVESTMENT INCOME......   21,894,430     730,756     5,607,673    2,650,083    3,375,414     739,003     883,792
                               -----------  ----------   -----------   ----------   ----------  ----------  ----------
  REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   (NOTE 1):
   Net realized gain (loss)
    on security transactions.      (30,844)     96,716     5,005,239    1,951,687    3,766,650         (50)        --
   Change in unrealized
    appreciation/depreciation
    of investments during the
    period...................          --      239,203       927,102    1,262,775      837,365     591,103         --
                               -----------  ----------   -----------   ----------   ----------  ----------  ----------
  NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS...............      (30,844)    335,919     5,932,341    3,214,462    4,604,015     591,053         --
                               -----------  ----------   -----------   ----------   ----------  ----------  ----------
  NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS.  $21,863,586  $1,066,675   $11,540,014   $5,864,545   $7,979,429  $1,330,056  $  883,792
                               ===========  ==========   ===========   ==========   ==========  ==========  ==========

* New York Tax-Exempt Money Fund commenced operations on August 3, 1998.

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            NEW YORK
                                              SHORT-TERM   INTERMEDIATE-  INTERMEDIATE-                CALIFORNIA     NEW YORK
                                TAX-EXEMPT    TAX-EXEMPT       TERM           TERM        LONG-TERM    TAX-EXEMPT    TAX-EXEMPT
                                  MONEY       SECURITIES    TAX-EXEMPT     TAX-EXEMPT     TAX-EXEMPT     INCOME        MONEY
                                   FUND          FUND          FUND           FUND           FUND         FUND         FUND*
                              --------------  -----------  -------------  -------------  ------------  -----------  ------------
  SIX MONTHS ENDED
   SEPTEMBER 30, 1998 (UNAUDITED)
  Net investment income...    $   21,894,430  $   730,756  $  5,607,673   $  2,650,083   $  3,375,414  $   739,003  $    883,792
  Net realized gain (loss)
   on investments.........           (30,844)      96,716     5,005,239      1,951,687      3,766,650          (50)          --
  Change in unrealized
   appreciation/depreciation
   of investments during
   the period.............               --       239,203       927,102      1,262,775        837,365      591,103           --
                              --------------  -----------  ------------   ------------   ------------  -----------  ------------
  Net increase in net
   assets resulting from
   operations.............        21,863,586    1,066,675    11,540,014      5,864,545      7,979,429    1,330,056       883,792
  Distributions to
   shareholders from net
   investment income......       (21,925,170)    (730,756)   (5,607,673)    (2,650,083)    (3,375,414)    (739,003)     (883,792)
  Increase (decrease) in
   net assets from fund
   share transactions
   (Note 4)...............       (22,819,522)  (3,000,399)   12,800,111     14,973,613     16,786,587   19,281,957   225,046,880
                              --------------  -----------  ------------   ------------   ------------  -----------  ------------
  Net increase (decrease)
   in net assets..........       (22,881,106)  (2,664,480)   18,732,452     18,188,075     21,390,602   19,873,010   225,046,880
  NET ASSETS:
   Beginning of period....     1,396,531,044   42,345,477   271,015,837    131,293,755    149,535,165   32,565,815           --
                              --------------  -----------  ------------   ------------   ------------  -----------  ------------
   End of period (1)......    $1,373,649,938  $39,680,997  $289,748,289   $149,481,830   $170,925,767  $52,438,825  $225,046,880
                              ==============  ===========  ============   ============   ============  ===========  ============
 -------
  (1) Including
      undistributed
      (distributions in
      excess of) net
      investment income...    $      (30,728) $      (121) $        --    $        (32)  $     55,607  $       --   $        --
                              ==============  ===========  ============   ============   ============  ===========  ============
  YEAR ENDED MARCH 31,
   1998
  Net investment income...    $   37,894,217  $ 1,548,052  $ 11,248,285   $  4,755,911   $  5,590,649  $ 1,008,765
  Net realized gain (loss)
   on investments.........           (24,067)      74,408     3,134,713      1,166,547      1,490,047       14,150
  Change in unrealized
   appreciation/depreciation
   of investments during
   the year...............               --       350,314     6,670,419      3,269,041      6,969,186      786,139
                              --------------  -----------  ------------   ------------   ------------  -----------
  Net increase in net
   assets resulting from
   operations.............        37,870,150    1,972,774    21,053,417      9,191,499     14,049,882    1,809,054
  Distributions to
   shareholders:
   From net investment
    income................       (37,894,205)  (1,547,934)  (10,925,984)    (4,755,911)    (5,521,851)  (1,008,765)
   In excess of net
    investment income.....               --          (123)          --             (32)           --           --
   From net realized gain
    on investments........               --           --       (322,255)           --      (1,525,577)         --
   In excess of net
    realized gain on
    investments...........               --           --            --             --         (49,489)         --
  Increase in net assets
   from fund share
   transactions (Note 4)..       326,868,880      843,112    17,160,382     24,606,206     34,655,748   18,533,553
                              --------------  -----------  ------------   ------------   ------------  -----------
  Net increase in net
   assets.................       326,844,825    1,267,829    26,965,560     29,041,762     41,608,713   19,333,842
  NET ASSETS:
   Beginning of year......     1,069,686,219   41,077,648   244,050,277    102,251,993    107,926,452   13,231,973
                              --------------  -----------  ------------   ------------   ------------  -----------
   End of year (1)........    $1,396,531,044  $42,345,477  $271,015,837   $131,293,755   $149,535,165  $32,565,815
                              ==============  ===========  ============   ============   ============  ===========
 -------
  (1) Including
      undistributed
      (distributions in
      excess of) net
      investment income...    $           12  $      (121) $         --   $        (32)  $     55,607  $       --
                              ==============  ===========  ============   ============   ============  ===========

* New York Tax-Exempt Money Fund commenced operations on August 3, 1998.

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
FINANCIAL HIGHLIGHTS -- SELECTED PER SHARE DATA AND RATIOS


 For a Fund share outstanding throughout each period.

                                                                                        DIVIDENDS   DISTRIBUTION
                            NET ASSET             NET REALIZED    TOTAL    DIVIDENDS   IN EXCESS OF   FROM NET
                             VALUE,      NET     AND UNREALIZED    FROM     FROM NET       NET        REALIZED
                            BEGINNING INVESTMENT  GAIN (LOSS)   INVESTMENT INVESTMENT   INVESTMENT    GAIN ON
                            OF PERIOD   INCOME   ON INVESTMENTS OPERATIONS   INCOME       INCOME    INVESTMENTS
                            --------- ---------- -------------- ---------- ----------  ------------ ------------
  TAX-EXEMPT MONEY FUND--
  (5/24/85*)
   Year Ended March 31,
   1994...................   $ 1.00    $0.01938         --       $0.01938  $(0.01938)      --             --
   1995...................     1.00     0.02825         --        0.02825   (0.02825)      --             --
   1996...................     1.00     0.03362         --        0.03362   (0.03362)      --             --
   1997...................     1.00     0.03050         --        0.03050   (0.03050)      --             --
   1998...................     1.00     0.03216         --        0.03216   (0.03216)      --             --
   Six Months Ended Sep-
    tember 30, 1998 (Unau-
    dited)................     1.00     0.01572         --        0.01572   (0.01572)      --             --
  SHORT-TERM TAX-EXEMPT
  SECURITIES FUND--(12/31/92*)
   Year Ended March 31,
   1994...................   $ 7.07    $   0.21      $(0.03)     $   0.18  $   (0.21)      --          $(0.05)
   1995...................     6.99        0.25       (0.02)         0.23      (0.25)      --           (0.01)
   1996...................     6.96        0.28        0.09          0.37      (0.28)      --             --
   1997...................     7.05        0.26       (0.01)         0.25      (0.27)      --             --
   1998...................     7.03        0.27        0.08          0.35      (0.27)      --#            --
   Six Months Ended Sep-
    tember 30, 1998 (Unau-
    dited)................     7.11        0.13        0.06          0.19      (0.13)      --             --
  INTERMEDIATE-TERM TAX-
  EXEMPT FUND--(12/3/85*)
   Year Ended March 31,
   1994...................   $ 9.24    $   0.34      $(0.09)     $   0.25  $   (0.34)      --          $(0.26)
   1995...................     8.64        0.37        0.16          0.53      (0.37)      --             --
   1996...................     8.80        0.40        0.32          0.72      (0.40)      --             --
   1997...................     9.12        0.40         --           0.40      (0.41)      --             --
   1998...................     9.11        0.42        0.37          0.79      (0.41)      --           (0.01)
   Six Months Ended Sep-
    tember 30, 1998 (Unau-
    dited)................     9.48        0.19        0.20          0.39      (0.19)      --             --
  NEW YORK INTERMEDIATE-
  TERM TAX-EXEMPT FUND--(5/31/90*)
   Year Ended March 31,
   1994...................   $ 8.61    $   0.31      $(0.13)     $   0.18  $   (0.31)      --          $(0.22)
   1995...................     8.18        0.33        0.15          0.48      (0.33)      --           (0.09)
   1996...................     8.24        0.35        0.20          0.55      (0.35)      --             --
   1997...................     8.44        0.36        0.01          0.37      (0.36)      --             --
   1998...................     8.45        0.35        0.34          0.69      (0.35)      --#            --
   Six Months Ended Sep-
    tember 30, 1998 (Unau-
    dited)................     8.79        0.17        0.19          0.36      (0.17)      --             --
  LONG-TERM TAX-EXEMPT FUND--
  (2/5/86*)
   Year Ended March 31,
   1994...................   $ 9.76    $   0.42      $(0.12)     $   0.30  $   (0.42)      --          $(0.50)
   1995...................     8.87        0.43        0.50          0.93      (0.43)      --           (0.10)
   1996...................     9.27        0.47        0.39          0.86      (0.46)      --           (0.14)
   1997...................     9.53        0.46        0.03          0.49      (0.46)      --           (0.13)
   1998...................     9.43        0.44        0.71          1.15      (0.43)      --           (0.12)
   Six Months Ended Sep-
    tember 30, 1998 (Unau-
    dited)................    10.03        0.22        0.28          0.50      (0.22)      --             --
  CALIFORNIA TAX-EXEMPT
  INCOME FUND--(10/1/96*)
   Period ended March 31,
    1997..................   $ 7.00    $   0.12      $(0.05)     $   0.07  $   (0.12)      --             --
   Year ended March 31,
    1998..................     6.95        0.28        0.23          0.51      (0.28)      --             --
   Six Months Ended Sep-
    tember 30, 1998 (Unau-
    dited)................     7.18        0.14        0.09          0.23      (0.14)      --             --
  NEW YORK TAX-EXEMPT MONEY
  FUND--(8/3/98*)
   Period ended September
    30, 1998 (Unaudited)..   $ 1.00    $0.00453         --       $0.00453  $(0.00453)      --             --

  * Commencement of operations
 ** Annualized
  + Expense ratios before waiver of fees and reimbursement of expenses (if any)
    by adviser and administrators.
  # Amount represents less than $0.01 per share.

                       See Notes to Financial Statements

                                                                 RATIO OF   RATIO OF    RATIO OF
  DISTRIBUTIONS                                                    NET        GROSS       NET
  IN EXCESS OF                  NET ASSET           NET ASSETS, OPERATING   OPERATING  INVESTMENT
  NET REALIZED                   VALUE,                 END      EXPENSES   EXPENSES     INCOME   PORTFOLIO   FEE
     GAIN ON          TOTAL        END    TOTAL      OF PERIOD  TO AVERAGE TO AVERAGE  TO AVERAGE TURNOVER  WAIVERS
   INVESTMENTS    DISTRIBUTIONS OF PERIOD RETURN      (000'S)   NET ASSETS NET ASSETS+ NET ASSETS   RATE    (NOTE 2)
  -------------   ------------- --------- ------    ----------- ---------- ----------- ---------- --------- --------
         --         $(0.01938)   $ 1.00    1.96%    $  694,581     0.52%      0.52%       1.94%      --     $0.00003
         --          (0.02825)     1.00    2.86%       814,890     0.49%      0.52%       2.85%      --      0.00030
         --          (0.03362)     1.00    3.41%       966,711     0.49%      0.53%       3.35%      --      0.00042
         --          (0.03050)     1.00    3.09%     1,069,686     0.47%      0.52%       3.05%      --      0.00053
         --          (0.03216)     1.00    3.26%     1,396,531     0.47%      0.53%       3.21%      --      0.00053
         --          (0.01572)     1.00    3.16%**   1,373,650     0.47%**    0.52%**     3.13%**    --      0.00024
         --         $   (0.26)   $ 6.99    2.55%    $   57,728     0.59%      0.60%       2.94%      539%        --
         --             (0.26)     6.96    3.45%        48,188     0.59%      0.61%       3.60%      565%        --
         --             (0.28)     7.05    5.42%        42,970     0.58%      0.64%       4.05%      124%        --
         --             (0.27)     7.03    3.55%        41,078     0.58%      0.65%       3.73%       87%        --
         --             (0.27)     7.11    5.01%        42,345     0.59%      0.65%       3.76%       58%        -- #
         --             (0.13)     7.17    5.43%**      39,681     0.59%**    0.66%**     3.65%**     44%**      -- #
      $(0.25)       $   (0.85)   $ 8.64    2.58%    $  298,261     0.64%      0.64%       3.74%      379%        --
         --             (0.37)     8.80    6.34%       234,990     0.61%      0.64%       4.28%      362%        --
         --             (0.40)     9.12    8.30%       255,178     0.60%      0.65%       4.44%       50%        --
         --             (0.41)     9.11    4.58%       244,050     0.58%      0.64%       4.56%       28%        --
         --             (0.42)     9.48    8.81%       271,016     0.58%      0.64%       4.47%       30%        -- #
         --             (0.19)     9.68    8.54%**     289,748     0.58%**    0.64%**     4.09%**     64%**      -- #
      $(0.08)       $   (0.61)   $ 8.18    1.87%    $  107,489     0.87%      0.87%       3.55%      326%        --
         --             (0.42)     8.24    6.05%        87,164     0.78%      0.80%       4.06%      563%        --
         --             (0.35)     8.44    6.77%        96,407     0.75%      0.77%       4.15%      154%        --
         --             (0.36)     8.45    4.46%       102,252     0.72%      0.75%       4.25%       89%        --
         --             (0.35)     8.79    8.35%       131,294     0.71%      0.74%       4.08%       47%        -- #
         --             (0.17)     8.98    8.36%**     149,482     0.72%**    0.74%**     3.81%**     83%**      -- #
      $(0.27)       $   (1.19)   $ 8.87    2.38%    $   82,151     0.85%      0.86%       4.25%      252%        --
         --             (0.53)     9.27   11.01%        78,880     0.80%      0.83%       4.86%      214%        --
         --             (0.60)     9.53    9.35%        91,058     0.77%      0.82%       4.85%      185%   $   0.01
         --             (0.59)     9.43    5.47%       107,926     0.74%      0.81%       4.80%      125%       0.01
         --#            (0.55)    10.03   12.18%       149,535     0.74%      0.81%       4.40%       83%       0.01
         --             (0.22)    10.31   10.18%**     170,926     0.75%**    0.83%**     4.27%**    111%**      -- #
         --         $   (0.12)   $ 6.95    2.12%**  $   13,232     0.66%**    1.53%**     3.69%**      7%** $   0.03
         --             (0.28)     7.18    7.42%        32,566     0.50%      1.24%       3.90%       14%       0.05
         --             (0.14)     7.27    6.39%**      52,439     0.50%**    1.19%**     3.75%**      7%**     0.03
         --         $(0.00453)   $ 1.00    2.82%**  $  225,047     0.42%**    0.77%**     2.82%**    --     $0.00055

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
TAX-EXEMPT MONEY FUND




  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                      --------------

 TAX-EXEMPT CASH EQUIVALENT
 SECURITIES -- 63.29%
 $10,000,000 Burke County, Georgia, Development Authority,
             Commercial Paper, (AMBAC), 3.350%, 01/21/1999.....   $   10,000,000
  25,000,000 Burke County, Georgia, Development Authority,
             Commercial Paper, (AMBAC), 3.450%, 11/12/1998.....       25,000,000
  21,600,000 Burke County, Georgia, Development Authority,
             Pollution Control Refunding Revenue Bonds,
             Oglethorpe Power Corp., Series A, (FGIC),
             3.500%, 01/01/2016................................       21,600,000
  15,000,000 City of Montgomery, Alabama, Commercial Paper,
             4.200%, 10/08/1998................................       15,000,000
  12,800,000 City of Sullivan, Indiana, Commercial Paper,
             3.550%, 12/15/1998................................       12,800,000
  30,000,000 Georgia Municipal Gas Authority, Gas Revenue
             Bonds, Gas Portfolio II Project, Series C,
             3.500%, 01/01/2008+...............................       30,000,000
  10,000,000 Guam Power Authority, Commercial Paper, (AMBAC),
             3.050%, 11/02/1998................................       10,000,000
  14,800,000 Harris County, Texas, Health Facilities
             Development Corp., Hospital Refunding Revenue
             Bonds, Memorial Hospital System Project, Series B,
             (MBIA), 3.500%, 06/01/2024+.......................       14,800,000
  16,100,000 Houston, Texas, General Obligation Commercial
             Paper, 3.700%, 10/07/1998.........................       16,100,000
  20,000,000 Intermountain Power Agency, Utah, Commercial
             Paper, Series 85F, 3.350%, 02/01/1999.............       20,000,000
  10,200,000 Intermountain Power Agency, Utah, Commercial
             Paper, 3.400%, 02/10/1999.........................       10,200,000
  15,000,000 Jacksonville, Florida, Electric Authority
             Commercial Paper, 3.350%, 12/07/1998..............       15,000,000
  15,000,000 Jacksonville, Florida, Electric Authority
             Commercial Paper, 3.350%, 01/12/1999..............       15,000,000
  23,950,000 Jasper County, Indiana, Commercial Paper, Northern
             Indiana Public Services,
             3.550%, 12/14/1998................................       23,950,000

  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                      --------------

 TAX-EXEMPT CASH EQUIVALENT
 SECURITIES -- (CONTINUED)
 $32,200,000 Jasper County, Indiana, Commercial Paper, Northern
             Indiana Public Services,
             3.400%, 12/16/1998................................   $   32,200,000
   2,000,000 Jasper County, Indiana, Commercial Paper, Northern
             Indiana Public Services,
             3.400%, 03/01/1999................................        2,000,000
   4,200,000 Joliet, Illinois, Regional Port District Marine
             Terminal Refunding Revenue Bonds, Exxon Project,
             3.900%, 10/01/2024+...............................        4,200,000
  25,000,000 Kentucky Asset/Liability Fund, Commercial Paper,
             3.500%, 12/03/1998................................       25,000,000
  30,000,000 King County, Washington, Commercial Paper,
             3.500%, 11/17/1998................................       30,000,000
  18,862,000 Maryland State, Health & Higher Educational
             Facilities Authority Lease Commercial Paper,
             3.550%, 12/17/1998................................       18,862,000
  20,000,000 Massachusetts, Massachusetts Bay Transportation
             Authority Revenue Bonds, Series A,
             4.250%, 02/26/1999................................       20,065,800
  10,000,000 Nassau County, New York, Industrial Development
             Agency, Civic Facility Revenue Bonds, Cold Spring
             Harbor Lab Project, 4.000%, 05/18/1999............       10,040,008
  20,000,000 New Jersey State Transportation, Commercial Paper,
             3.350%, 03/08/1999................................       20,000,000
   3,700,000 New York City, New York, Triborough Bridge &
             Tunnel Authority, Special Obligation Revenue
             Bonds, (FGIC), 3.350%, 01/01/2024.................        3,700,000
   2,500,000 New York State Dormitory Authority, Cornell
             University Revenue Bonds, Series B,
             4.100%, 07/01/2025+...............................        2,500,000
  10,000,000 New York State Power Authority & General Purpose
             Revenue Bonds, 3.450%, 03/01/2016+................       10,000,000
  26,500,000 Nueces River, Texas, San Miguel Electric Corp.,
             Commercial Paper, CFC Guaranty,
             3.450%, 11/24/1998................................       26,500,000
  10,000,000 Omaha, Nebraska, Public Water District Commercial
             Paper, 3.400%, 12/07/1998.........................       10,000,000

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
TAX-EXEMPT MONEY FUND -- (CONTINUED)




  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                      --------------

 TAX-EXEMPT CASH EQUIVALENT
 SECURITIES -- (CONTINUED)
 $ 6,500,000 Pleasant Prairie, Wisconsin, Pollution Control
             Refunding Revenue Bonds, Wisconsin Electric Power
             Co., Series A, 3.950%, 09/01/2030+................   $    6,500,000
   5,000,000 Pleasant Prairie, Wisconsin, Pollution Control
             Refunding Revenue Bonds, Wisconsin Electric Power
             Co., Series C, 3.950%, 09/01/2030+................        5,000,000
   2,000,000 Port Authority of New York & New Jersey, Special
             Obligation Revenue Bonds, Series 2,
             4.200%, 05/01/2019................................        2,000,000
   2,980,000 Purdue University, Indiana, University Revenue
             Bonds, Student Fee, Series E,
             3.550%, 07/01/2011................................        2,980,000
   2,935,000 Purdue University, Indiana, University Revenue
             Bonds, Student Fee, Series H, 2.400%, 07/01/2017+.        2,935,000
   3,350,000 Purdue University, Indiana, University Revenue
             Bonds, Student Fee, Series O, 3.550%, 07/01/2019+.        3,350,000
  25,985,000 Salt River, Arizona, Electric & Gas Commercial
             Paper, 3.350%, 01/13/1999.........................       25,985,000
  34,350,000 Salt River, Arizona, Electric & Gas Commercial
             Paper, 3.550%, 12/18/1998.........................       34,350,000
  10,000,000 San Antonio, Texas, Electric & Gas Commercial
             Paper, 3.300%, 11/12/1998.........................       10,000,000
  35,300,000 San Antonio, Texas, Electric & Gas Commercial
             Paper, 3.450%, 11/17/1998.........................       35,300,000
  17,700,000 San Antonio, Texas, Electric & Gas Commercial
             Paper, 3.350%, 02/01/1999.........................       17,700,000
  25,000,000 Shelby County, Tennessee, Commercial Paper,
             3.550%, 12/09/1998................................       25,000,000
  30,000,000 Shelby County, Tennessee, Commercial Paper,
             3.600%, 12/10/1998................................       30,000,000
  22,063,000 South Carolina State, Public Service Authority
             Commercial Paper, 3.350%, 01/12/1999..............       22,063,000
  35,000,000 South Carolina State, Public Service Authority
             Commercial Paper, 3.600%, 12/11/1998..............       35,000,000

  PRINCIPAL                                                          VALUE
   AMOUNT                                                           (NOTE 1)
 -----------                                                     --------------

 TAX-EXEMPT CASH EQUIVALENT
 SECURITIES -- (CONTINUED)
 $10,000,000 Tennessee State, Bond Anticipation Notes, Series
             A, 3.450%, 07/01/2001+...........................   $   10,000,000
  25,000,000 Texas State, General Obligation Bonds, Series
             A57, 3.450%, 08/31/1999+.........................       25,000,000
  25,000,000 Texas State, General Obligation Bonds, Series
             A58, 3.450%, 08/31/1999+.........................       25,000,000
  16,000,000 Texas State, General Obligation Commercial Paper,
             3.550%, 10/19/1998...............................       16,000,000
  23,000,000 University of Texas, Commercial Paper,
             3.400%, 12/09/1998...............................       23,000,000
  30,000,000 Utah, General Obligation Commercial Paper,
             3.350%, 01/12/1999...............................       30,000,000
   5,400,000 Utah, General Obligation Commercial Paper,
             3.250%, 03/01/1999...............................        5,400,000
   7,000,000 Valdez, Alaska, Marine Term Refunding Revenue
             Bonds, Exxon Pipeline Co. Project, Series C,
             3.650%, 05/01/2031+..............................        7,000,000
  15,240,000 Wisconsin State, General Obligation Commercial
             Paper, 3.350%, 02/01/1999........................       15,240,000
                                                                 --------------
                                                                    869,320,808
                                                                 --------------
 TAX-EXEMPT CASH EQUIVALENTS -- BACKED BY LETTERS OF CREDIT -- 36.58%
             BANK OF AMERICA
             ---------------
  15,000,000 Intermountain Power Agency, Utah, Commercial
             Paper, 3.550%, 12/15/1998........................       15,000,000
   3,800,000 Maricopa County, Arizona, Corp. Pollution Control
             Refunding Revenue Bonds, Arizona Public Services
             Company, Series F, 4.200%, 05/01/2029............        3,800,000
  20,000,000 Michigan Technological University Revenue Bonds,
             Series A, (AMBAC),
             3.650%, 10/01/2018+..............................       20,000,000
  20,000,000 Des Moines, Iowa, Hospital Facilities Revenue
             Bonds, Iowa Methodist Medical Center Project,
             3.500%, 08/01/2015+ .............................       20,000,000
             BANK OF NEW YORK
             ----------------
  25,000,000 Ohio County, Kentucky, Pollution Control Revenue
             Bonds, Big Rivers Electric Corp., Series 1983,
             4.000%, 06/01/2013+..............................       25,000,000

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
TAX-EXEMPT MONEY FUND -- (CONTINUED)




  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                      --------------

 TAX-EXEMPT CASH EQUIVALENTS -- BACKED BY LETTERS OF CREDIT -- (CONTINUED)
             BANK OF NOVA SCOTIA
             -------------------
 $11,200,000 Gary, Indiana, Environmental Improvement Revenue
             Notes, U.S. Steel Corp. Project, Series 1984,
             3.600%, 07/15/2002+...............................      $11,200,000
   3,400,000 New Hampshire State Industrial Development
             Authority, Pollution Control Revenue Bonds, Bangor
             Hydro-Electric Co. Project, Series 1983,
             3.550%, 01/01/2009+...............................        3,400,000
             BANK OF TOKYO
             -------------
  14,400,000 University of Iowa, Facilities Revenue Bonds,
             Human Biology Research, Series A,
             3.800%, 06/01/2005+...............................       14,400,000
             BARCLAYS BANK, PLC
             ------------------
   7,700,000 Bucks County, Pennsylvania, Industrial Development
             Authority Revenue Bonds, Tru Realty -- Toys R Us
             Project, 3.500%, 12/01/2018.......................        7,700,000
             BAYERISCHE LANDESBANK
             ---------------------
   5,900,000 Municipal Assistance Corporation for the City of
             New York, Subseries K2,
             3.300%, 07/01/2008+ ..............................        5,900,000
             CHASE MANHATTAN BANK
             --------------------
   5,200,000 New York City, New York, General Obligation
             Commercial Paper, 3.300%, 10/19/1998..............        5,200,000
             CITIBANK N.A.
             -------------
   5,000,000 New York City, New York, Housing Development
             Corporate Mortgage Revenue Bonds, Parkgate Tower,
             3.550%, 12/01/2007+...............................        5,000,000
             COMMERZBANK A.G.
             ----------------
   4,000,000 New York State Housing Finance Agency Revenue
             Bonds, Series A, 3.250%, 03/15/2027+..............        4,000,000
             CREDIT SUISSE
             -------------
   6,900,000 Garden City, Kansas, Industrial Development
             Revenue Bonds, Inland Container Corp. Project,
             Temple Series 1983, 3.500%, 01/01/2008+...........        6,900,000
             FIRST NATIONAL BANK OF CHIKAGO
             ------------------------------
  47,120,000 Coastal Bend Health Facilities Development Corp.,
             Texas, Incarnate Health System,
             4.000%, 08/15/2027+...............................       47,120,000

  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                      --------------

 TAX-EXEMPT CASH EQUIVALENTS -- BACKED BY LETTERS OF CREDIT -- (CONTINUED)
             INDUSTRIAL BANK OF JAPAN
             ------------------------
 $ 4,200,000 New York City, New York, General Obligation Bonds,
             Subseries E2, 4.200%, 08/01/2021+.................      $ 4,200,000
             KREDIETBANK, N.V.
             -----------------
  14,795,000 Illinois Health Facilities Authority Revenue
             Bonds, Memorial Medical Center, Series C,
             4.000%, 01/01/2016+...............................       14,795,000
             LANDESBANK HESSEN-THURINGEN
             ---------------------------
   3,100,000 New York State Housing Finance Agency Revenue
             Bonds, Normandie Court I Project, 3.300%,
             05/15/2015+.......................................        3,100,000
             LASALLE NATIONAL BANK
             ---------------------
  17,500,000 Flint, Michigan, Hospital Building Authority
             Revenue Bonds, Hurley Medical Center, Series B,
             4.000%, 07/01/2015+...............................       17,500,000
  14,000,000 Illinois Health Facilities Authority Revenue
             Bonds, Ingalls Memorial Hospital, Series B,
             3.650%, 01/01/2016+...............................       14,000,000
   5,450,000 Illinois Health Facilities Authority Revenue
             Bonds, Ingalls Memorial Hospital, Series C,
             3.650%, 01/01/2016+...............................        5,450,000
             MORGAN GUARANTY TRUST
             ---------------------
   6,900,000 Kenton County, Kentucky, Industrial Building
             Revenue Bonds, Redken Labs, Inc. Project, Series
             1984, 3.600%, 12/01/2014+.........................        6,900,000
  10,000,000 North Carolina Eastern Municipal Power Agency
             Commercial Paper,
             3.600%, 11/16/1998................................       10,000,000
  13,910,000 North Carolina Eastern Municipal Power Agency
             Commercial Paper,
             3.500%, 11/16/1998................................       13,910,000
             NORDDEUTSCHE LANDESBANK
             -----------------------
  14,800,000 Brazos, Texas, Harbor Industrial Development Corp.
             Revenue Bonds, Badische Corp.,
             3.600%, 12/01/2013+...............................       14,800,000
             NORTHERN TRUST
             --------------
     400,000 Illinois Health Facilities Authority Revenue
             Bonds, Healthcorp Affiliates, Series A, (MBIA),
             3.600%, 11/01/2015+...............................          400,000

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
TAX-EXEMPT MONEY FUND -- (CONTINUED)


  PRINCIPAL                                                         VALUE
   AMOUNT                                                          (NOTE 1)
 -----------                                                    --------------

 TAX-EXEMPT CASH EQUIVALENTS -- BACKED BY LETTERS OF CREDIT -- (CONTINUED)
             RABOBANK NEDERLANDER
             --------------------
 $ 6,100,000 Illinois Health Facilities Authority Revenue
             Bonds, Healthcorp Affiliates,
             3.600%, 11/01/2015+..............................     $ 6,100,000
  31,200,000 Indiana Health Facilities Financing Authority
             Revenue Bonds, St. Anthony's Medical Center
             Project, 3.950%, 12/01/2014+.....................      31,200,000
   2,800,000 Indiana Health Facilities Financing Authority
             Revenue Bonds, St. Anthony's Medical Center,
             Inc., 3.950%, 12/01/2017+........................       2,800,000
   9,200,000 Mississippi Hospital Equipment & Facilities
             Authority Revenue Bonds, Mississippi Baptist
             Medical Center,
             3.950%, 07/01/2012+..............................       9,200,000
             SAKURA BANK
             -----------
   7,700,000 New York State Dormitory Authority Commercial
             Paper, 3.450%, 11/16/1998........................       7,700,000
             SANWA BANK
             ----------
   4,600,000 Michigan State Job Development Authority Revenue
             Bonds, Hitachi Metals International Project,
             3.900%, 01/01/2004+..............................       4,600,000
             SUMITOMO BANK, LTD.
             ------------------
  10,200,000 Wake County, North Carolina, Industrial
             Facilities & Pollution Control Financing
             Authority Revenue Bonds, Carolina Power & Light
             Co., Series 1985-B, 3.600%, 09/01/2015+..........      10,200,000
  12,900,000 Wake County, North Carolina, Industrial
             Facilities & Pollution Control Financing
             Authority Revenue Bonds, Carolina Power & Light
             Co., Series 1985-C, 3.600%, 10/01/2015+..........      12,900,000
             TORONTO DOMINION BANK, LTD.
             --------------------------
   7,200,000 New York City, New York, Health & Hospital
             Revenue Bonds, Health Systems, Series C,
             3.350%, 02/15/2026+..............................       7,200,000
   5,300,000 New York Sate Energy Restructuring & Development
             Authority, Pollution Control Revenue Bonds,
             Niagara Mohawk Corp. Project, Series A,
             4.100%, 03/01/2027...............................       5,300,000
  29,600,000 Wisconsin State Health Facilities Authority
             Revenue Bonds, Wheaton Franciscan Health Care,
             3.920%, 08/15/2016+..............................      29,600,000

  PRINCIPAL                                                          VALUE
   AMOUNT                                                           (NOTE 1)
 -----------                                                     --------------

 TAX-EXEMPT CASH EQUIVALENTS -- BACKED BY LETTERS OF CREDIT -- (CONTINUED)
             WACHOVIA BANK
             -------------
 $27,000,000 Baltimore, Maryland, Port Facilities Revenue
             Bonds, Occidental Petroleum, Series 1981,
             3.550%, 10/14/2011+..............................   $   27,000,000
             WESTDEUTSCHE LANDESBANK
             -----------------------
  30,000,000 Dallas, Texas, Rapid Transit Authority Revenue
             Bonds, 3.600%, 12/11/1998........................       30,000,000
  19,000,000 Municipal Assistance Corporation for the City of
             New York, Subseries K1,
             3.300%, 07/01/2008+..............................       19,000,000
                                                                 --------------
                                                                    502,475,000
                                                                 --------------
   SHARES
 -----------

 OTHER INVESTMENTS -- 0.12%
   1,653,200 Dreyfus Tax-Exempt Cash Management Fund..........        1,653,200
         800 Nuveen Tax-Exempt Money Market Fund..............              800
                                                                 --------------
                                                                      1,654,000
                                                                 --------------

TOTAL INVESTMENTS (Cost $1,373,449,808*)................  99.99% $1,373,449,808
OTHER ASSETS & LIABILITIES (NET)........................   0.01         200,130
                                                         ------  --------------
NET ASSETS.............................................. 100.00% $1,373,649,938
                                                         ======  ==============

--------
* Aggregate cost for Federal tax and book purposes
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC -- American Municipal Bond Assurance Corp.
FGIC  -- Financial Guaranty Insurance Corp.
MBIA  -- Municipal Bond Insurance Assoc.

Note:

 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

 At September 30, 1998, approximately, 37% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

 At September 30, 1998, approximately, 22% of the net assets are invested in Texas municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
SHORT-TERM TAX-EXEMPT SECURITIES FUND



  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                      --------------

 TAX-EXEMPT SECURITIES -- 93.07%
 $ 1,900,000 Boston, Massachusetts, General Obligation Bonds,
             Series A, (FGIC),
             4.500%, 01/01/2002................................   $    1,943,742
   1,700,000 Burlington County, New Jersey, General Obligation
             Bonds, 5.200%, 10/01/2000.........................        1,754,099
   1,000,000 Cobb County & Marietta, Georgia, Water Authority,
             Water Refunding Revenue Bonds,
             4.900%, 11/01/2002................................        1,043,161
   1,500,000 Connecticut State General Obligation Bonds, Series
             C,
             5.100%, 03/15/2000................................        1,534,453
   1,000,000 Connecticut State Special Assessment Unemployment
             Compensation Advisory Fund, Refunding Revenue
             Bonds, Series A, (AMBAC), 5.500%, 05/15/2001......        1,048,164
   1,000,000 Connecticut State Special Tax Obligation Refunding
             Revenue Bonds, Transportation Infrastructure
             Purposes, Series C, (FGIC),
             5.500%, 10/01/2000................................        1,037,967
   2,000,000 Delaware State General Obligation Bonds, Series B,
             5.000%, 05/01/2000................................        2,043,660
   1,900,000 Georgia State Tollway Authority, State Guaranteed
             Refunding Revenue Bonds, Georgia 400 Project,
             4.500%, 07/01/2001................................        1,941,838
   1,500,000 Hawaii State General Obligation Bonds, Series CS,
             (MBIA), 5.250%, 04/01/2004........................        1,603,247
   1,700,000 Minneapolis, Minnesota, Special School District
             No. 001, Certificates of Participation, Series A,
             (MBIA), 5.500%, 02/01/2003........................        1,818,648
   1,275,000 Monmouth County, New Jersey, General Obligation
             Bonds, 5.000%, 10/01/2000.........................        1,311,183
   1,900,000 Monroe County, New York, Refunding Public
             Improvement General Obligation Bonds, Series A,
             5.000%, 03/01/2001................................        1,959,272
   2,000,000 Municipal Assistance Corporation for New York
             City, New York, Revenue Bonds, Series E,
             5.500%, 07/01/2000................................        2,064,212
   3,000,000 Municipal Assistance Corporation for New York
             City, New York, Revenue Bonds, Series I,
             5.250%, 07/01/2003................................        3,183,327

  PRINCIPAL                                                          VALUE
   AMOUNT                                                           (NOTE 1)
 -----------                                                     --------------

 TAX-EXEMPT SECURITIES -- (CONTINUED)
 $ 1,000,000 Nebraska Public Power Distribution Revenue Bonds,
             Series B,
             5.000%, 01/01/2002...............................   $    1,035,715
   2,000,000 New Jersey State Transportation Corp. Revenue
             Bonds, Capital Grant Anticipation Notes, Series
             A, (FSA),
             5.250%, 09/01/2001...............................        2,073,398
   2,000,000 New York City, New York, Trust for Cultural
             Resources, Museum of Modern Art Revenue Bonds,
             Series A, (AMBAC),
             5.000%, 01/01/2000...............................        2,038,078
   1,700,000 North Carolina State General Obligation Unlimited
             Revenue Bonds, Series A, 4.750%, 04/01/2003......        1,771,980
   1,500,000 Omaha Public Power District, Nebraska, Electric
             Refunding Revenue Bonds, Series A,
             5.000%, 02/01/2001...............................        1,543,862
   2,000,000 Stamford, Connecticut, Refunding General
             Obligation Bonds, 5.000%, 07/15/2002.............        2,104,832
   2,000,000 Texas State General Obligation Bonds, Series B,
             5.000%, 10/01/2001...............................        2,075,556
                                                                 --------------
                                                                     36,930,394
                                                                 --------------
 TAX-EXEMPT SECURITIES -- ESCROWED IN U.S.
 GOVERNMENTS -- 5.28%
   1,900,000 New York State, Local Assistance Corp. Revenue
             Bonds, Series B, 7.250%, 04/01/2005
             (Prerefunded 04/01/2001).........................        2,097,385
                                                                 --------------
   SHARES
 -----------

 OTHER INVESTMENTS -- 0.37%
     147,200 Shearson Tax-Exempt Municipal Fund ..............          147,200
                                                                 --------------

TOTAL INVESTMENTS (Cost $38,569,980*)......................  98.72% $39,174,979
OTHER ASSETS & LIABILITIES (NET)...........................   1.28      506,018
                                                            ------  -----------
NET ASSETS................................................. 100.00% $39,680,997
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes
AMBAC -- American Municipal Bond Assurance Corp.
FGIC  -- Financial Guaranty Insurance Corp.
FSA   -- Financial Security Assurance
MBIA  -- Municipal Bond Insurance Assoc.

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
SHORT-TERM TAX-EXEMPT SECURITIES FUND -- (CONTINUED)


Note:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

 At September 30, 1998, approximately, 5% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

 At September 30, 1998, approximately, 29% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
INTERMEDIATE-TERM TAX-EXEMPT FUND

  PRINCIPAL                                                            VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                       -------------

 TAX-EXEMPT SECURITIES -- 93.45%
 $10,000,000 Alabama State Public School & College Authority,
             Capital Improvement Revenue Bonds, (MBIA),
             5.250%, 11/01/2005.................................   $  10,802,760
  10,000,000 Burke County, Georgia, Development Authority
             Pollution Control Revenue Bonds, Georgia Power
             Company, 3.900%, 04/01/2032+.......................      10,000,000
  10,000,000 Cobb County, Georgia School District, General
             Obligation Bonds,
             4.750%, 02/01/2005.................................      10,466,910
  10,000,000 Connecticut State General Obligation Bonds, Series
             C,
             5.500%, 08/01/2006.................................      11,049,500
  20,000,000 Connecticut State Special Tax Obligation Refunding
             Revenue Bonds, Transportation Infrastructure,
             Series A, (FGIC),
             5.500%, 10/01/2010.................................      22,351,460
  10,000,000 Fairfax County, Virginia, Refunding General
             Obligation Bonds, Series C,
             5.250%, 05/01/2008.................................      10,620,370
  10,000,000 Florida State Board of Education Refunding General
             Obligation Bonds, Series A,
             5.000%, 06/01/2007.................................      10,748,740
  10,000,000 Florida State Division Board Finance Department,
             General Services Refunding Revenue Bonds,
             Environment Protection-Preservation 2000,
             Series A, (FSA),
             5.500%, 07/01/2008.................................      11,123,960
  10,000,000 Georgia State General Obligation Bonds, Series C,
             6.500%, 07/01/2004.................................      11,404,880
  10,000,000 Hawaii State General Obligation Bonds, Series CS,
             (MBIA),
             5.000%, 04/01/2007.................................      10,640,620
  10,000,000 Honolulu, Hawaii, City & County General Obligation
             Refunding Bonds, Series C, (FGIC),
             5.500%, 11/01/2006.................................      10,991,000
  10,000,000 Jacksonville, Florida, Electric Authority Refunding
             Revenue Bonds, St. Johns River, Issue 2-15 5.500%,
             10/01/2006.........................................      11,004,240
  10,000,000 Lower Colorado River Authority of Texas, Refunding
             Revenue Bonds, 6th Series, 5.000%, 01/01/2009......      10,560,360

  PRINCIPAL                                                           VALUE
   AMOUNT                                                           (NOTE 1)
 -----------                                                      -------------

 TAX-EXEMPT SECURITIES -- (CONTINUED)
 $10,000,000 Maryland State & Local Facilities, Public
             Improvements Correctional Facilities,
             3rd Series,
             5.700%, 10/15/2006................................   $  11,028,310
  10,000,000 Massachusetts State Public Improvements, General
             Obligation Bonds,
             Series C, (MBIA),
             5.625%, 08/01/2011................................      11,074,240
  10,000,000 New Jersey State, Transportation Trust Fund
             Revenue Bonds, Transportation System,
             Series A, (AMBAC),
             5.250%, 06/15/2008................................      10,801,800
  10,000,000 New Jersey State, Transportation Trust Fund
             Revenue Bonds, Transportation System,
             Series A, (AMBAC),
             5.125%, 06/15/2007................................      10,781,420
  10,000,000 New York City, New York, Municipal Assistance
             Corp., Series G,
             6.000%, 07/01/2006................................      11,306,960
  10,000,000 New York State Power Authority & General Purpose
             Refunding Revenue Bonds, Series A, 5.000%,
             02/15/2007........................................      10,653,970
  10,000,000 Ocean County, New Jersey, Utilities Authority
             Wastewater Revenue Bonds, 5.000%, 01/01/2009......      10,694,690
  10,000,000 Ohio State Public Facilities Commission Revenue
             Bonds, Series II-B, (MBIA), 5.000%, 11/01/2007....      10,586,100
  10,000,000 Pennsylvania State General Obligation Refunding
             Revenue Bonds, (AMBAC), 5.125%, 09/15/2006........      10,763,850
  10,000,000 Utah State General Obligation Bonds, Series A,
             5.000%, 07/01/2007................................      10,747,050
  10,000,000 Wisconsin State Refunding General Obligation
             Bonds, Series 3,
             4.875%, 11/01/2005................................      10,576,150
                                                                  -------------
                                                                    270,779,340
                                                                  -------------
 TAX-EXEMPT SECURITIES -- BACKED BY
 LETTERS OF CREDIT -- 3.59%
             RABOBANK NEDERLAND
  10,400,000 Illinois Health Facilities Authority Revenue
             Bonds, Central Dupage Healthcorp,
             4.100%, 11/01/2020................................      10,400,000
                                                                  -------------

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
INTERMEDIATE-TERM TAX-EXEMPT FUND -- (CONTINUED)




                                                                       VALUE
   SHARES                                                             (NOTE 1)
 -----------                                                        ------------

 OTHER INVESTMENTS -- 1.84%
         100 Nuveen Tax-Exempt Money Market Fund.................   $        100
   5,327,100 Shearson Tax-Exempt Municipal Fund..................      5,327,100
                                                                    ------------
                                                                       5,327,200
                                                                    ------------

TOTAL INVESTMENTS (Cost $272,386,867*)....................  98.88% $286,506,540
OTHER ASSETS & LIABILITIES (NET)..........................   1.12     3,241,749
                                                           ------  ------------
NET ASSETS................................................ 100.00% $289,748,289
                                                           ======  ============

--------
* Aggregate cost for Federal tax and book purposes
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC -- American Municipal Bond Assurance Corp.
FGIC  -- Financial Guaranty Insurance Corp.
FSA   -- Financial Security Assurance
MBIA  -- Municipal Bond Insurance Assoc.

Note:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

 At September 30, 1998, approximately, 4% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

 At September 30, 1998, approximately, 11% of the net assets are invested in each of the Georgia, Florida and New Jersey municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
NEW YORK INTERMEDIATE-TERM TAX-EXEMPT FUND


  PRINCIPAL                                                            VALUE
   AMOUNT                                                             (NOTE 1)
 -----------                                                        ------------

 TAX-EXEMPT SECURITIES -- 93.23%
 $ 3,000,000 Hempstead, New York, General Obligation Bonds,
             (AMBAC), 5.000%, 02/15/2010.........................   $  3,153,387
  10,000,000 Long Island Power Authority, New York, Electric
             Systems Revenue Bonds, Series A, (AMBAC),
             5.500%, 12/01/2009..................................     11,083,000
   5,000,000 Metropolitan Transportation Authority of New York,
             Dedicated Tax Fund Revenue Bonds, Series A, (MBIA),
             5.300%, 04/01/2010..................................      5,372,970
   6,000,000 Metropolitan Transportation Authority of New York,
             Transportation Facilities Revenue Bonds, Series M,
             (FGIC),
             5.500%, 07/01/2008..................................      6,618,510
   5,000,000 Monroe County, New York, Public Improvement
             Refunding General Obligation Bonds, Series A,
             5.500%, 03/01/2006..................................      5,483,935
   6,000,000 Municipal Assistance Corp., City of New York, Series
             E, 6.000%, 07/01/2005...............................      6,714,852
  10,000,000 Municipal Assistance Corp., City of New York, Series
             G, 6.000%, 07/01/2007...............................     11,400,600
   5,000,000 Nassau County, New York, General Obligation Bonds,
             Series Z, (FGIC),
             4.750%, 09/01/2006..................................      5,238,405
  10,000,000 New York City, New York, City Transitional Finance
             Authority, Future Tax Revenue Bonds, Series A,
             5.250%, 08/15/2009..................................     10,808,980
   5,000,000 New York City, New York, General Obligation Bonds,
             Series A,
             5.250%, 08/01/2008..................................      5,331,950
   5,000,000 New York State Dormitory Authority, State University
             Educational Facility Revenue Bonds, Series B,
             5.500%, 05/15/2008..................................      5,489,250
   5,000,000 New York State Dormitory Authority, Cornell
             University Revenue Bonds, 5.125%, 07/01/2006........      5,394,025

  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                       ------------

 TAX-EXEMPT SECURITIES -- (CONTINUED)
 $ 5,000,000 New York State Environmental Facilities Corp.,
             Pollution Control Revenue Bonds, State Water
             Revolving Fund, Series E, (MBIA),
             5.500%, 06/15/2007.................................   $  5,519,530
   4,000,000 New York State Local Government Assistance Corp.
             Revenue Bonds, Series A,
             5.400%, 04/01/2005.................................      4,325,000
  10,000,000 New York State Power Authority & General Purpose
             Revenue Bonds, Series A,
             5.000%, 02/15/2007.................................     10,653,970
   5,000,000 New York State Thruway Authority General Revenue
             Bonds, Series E, (MBIA),
             5.500%, 01/01/2006.................................      5,461,220
   4,450,000 New York State Thruway Authority Highway & Bridge
             Revenue Bonds, Series B, (MBIA),
             5.750%, 04/01/2006.................................      4,941,338
   5,000,000 Port Authority of New York & New Jersey Revenue
             Bonds, 4.250%, 12/01/2005..........................      5,083,255
  10,000,000 Puerto Rico Telephone Authority Revenue Bonds,
             Reserve 1, (AMBAC),
             5.050%, 01/01/2004.................................     10,614,030
  10,000,000 Triborough Bridge & Tunnel Authority, New York,
             Revenue and General Purpose Bonds, Series A,
             5.000%, 01/01/2008.................................     10,670,720
                                                                   ------------
                                                                    139,358,927
                                                                   ------------
 TAX-EXEMPT SECURITIES -- BACKED BY LETTERS OF CREDIT -- 3.01%
             MORGAN GUARANTY TRUST
             ---------------------
   4,500,000 New York State Energy Research & Development
             Authority, Pollution Control Revenue Bonds, New
             York State Electric & Gas, Series B,
             4.100%, 02/01/2029+................................      4,500,000
                                                                   ------------

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
NEW YORK INTERMEDIATE-TERM TAX-EXEMPT FUND -- (CONTINUED)


                                                                       VALUE
   SHARES                                                             (NOTE 1)
 -----------                                                        ------------

 OTHER INVESTMENTS -- 0.71%
   1,057,900 Shearson New York Tax-Exempt Money Fund.............   $  1,057,900
                                                                    ------------

TOTAL INVESTMENTS (Cost $139,203,188*)....................  96.95% $144,916,827
OTHER ASSETS & LIABILITIES (NET)..........................   3.05     4,565,003
                                                           ------  ------------
NET ASSETS................................................ 100.00% $149,481,830
                                                           ======  ============

--------
* Aggregate cost for Federal tax and book purposes
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC -- American Municipal Bond Assurance Corp.
FGIC  -- Financial Guaranty Insurance Corp.
MBIA  -- Municipal Bond Insurance Assoc.

Note:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

 At September 30, 1998, approximately, 3% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

 At September 30, 1998, approximately, 89% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
LONG-TERM TAX-EXEMPT FUND


 PRINCIPAL                                                            VALUE
   AMOUNT                                                            (NOTE 1)
 ----------                                                        ------------

 TAX-EXEMPT SECURITIES -- 100.71%
 $6,000,000 California State Department of Water Resources,
            Central Valley Project Revenue Bonds, Series Q,
            (MBIA),
            5.375%, 12/01/2027..................................   $  6,247,536
  5,000,000 Clark County, Nevada, School District Building &
            Renovation General Obligation Bonds, Series B,
            (FGIC),
            5.250%, 06/15/2017..................................      5,160,845
  6,000,000 East Bay California Municipal Utility Distribution
            Water System Revenue Bonds, (FGIC),
            5.000%, 06/01/2026..................................      6,031,584
  6,000,000 Florida State Board of Education Capital Outlay,
            Series A,
            5.000%, 06/01/2027..................................      6,017,802
  6,000,000 Florida State Turnpike Authority Revenue Bonds,
            Series B, (FGIC),
            5.000%, 07/01/2027..................................      6,000,000
  6,000,000 Fulton County, Georgia, Water & Sewer Revenue Bonds,
            (FGIC),
            4.750%, 01/01/2028..................................      5,842,272
  4,000,000 Gulf Coast Waste Disposal Authority, Texas,
            Pollution Control Refunding Revenue Bonds, Exxon
            Project,
            4.100%, 06/01/2020+.................................      4,000,000
  6,000,000 Intermountain Power Agency, Utah, Power Supply
            Refunding Revenue Bonds, Series D,
            5.000%, 07/01/2021..................................      5,983,368
  6,000,000 Louisville & Jefferson County, Kentucky,
            Metropolitan Sewer District Revenue Bonds, Sewer &
            Drain Systems, Series A, (FGIC),
            4.750%, 05/15/2028..................................      5,859,780
  6,000,000 Massachusetts Bay Transportation Authority,
            Massachusetts General Transportation System Revenue
            Bonds, Series A, (MBIA),
            4.500%, 03/01/2026..................................      5,691,876
  6,000,000 Massachusetts Bay Transportation Authority,
            Massachusetts General Transportation System
            Refunding Revenue Bonds, Series C,
            5.000%, 03/01/2024..................................      6,016,950
  6,000,000 Massachusetts State Water Resource Authority, Series
            B, (MBIA),
            5.000%, 12/01/2025..................................      6,017,352
  6,000,000 Metropolitan Pier & Exposition Authority, Illinois,
            State Tax Refunding Revenue Bonds, McCormick Place
            Exposition Project, Series A,
            5.250%, 06/15/2027..................................      6,136,962

 PRINCIPAL                                                            VALUE
   AMOUNT                                                            (NOTE 1)
 ----------                                                        ------------

 TAX-EXEMPT SECURITIES -- (CONTINUED)
 $6,000,000 Metropolitan Transportation Authority, New York,
            Commuter Facilities Revenue Bonds, Series B, (FGIC),
            4.750%, 07/01/2026..................................   $  5,890,620
  6,000,000 Michigan State Hospital Finance Authority Refunding
            Revenue Bonds, Henry Ford Health System, Series A,
            5.250%, 11/15/2025..................................      6,113,130
  6,000,000 New Jersey State Transportation Fund Revenue Bonds,
            Series B,
            5.250%, 06/15/2016..................................      6,264,468
  6,000,000 New York City, New York, Municipal Water Finance
            Authority, Water & Sewer System Refunding Revenue
            Bonds, Series A, (AMBAC),
            5.125%, 06/15/2021..................................      6,119,154
  6,000,000 New York City, New York, Municipal Water Finance
            Authority, Water & Sewer System Revenue Bonds,
            Series B, (MBIA),
            5.500%, 06/15/2027..................................      6,331,962
  6,000,000 New York City, New York, Transitional Financing
            Authority Revenue Bonds, Future Tax Secured, Series
            C,
            4.750%, 05/01/2023..................................      5,914,128
  6,000,000 New York State Dormitory Authority, New York &
            Presbyterian Hospital Revenue Bonds, FHA Insured,
            (AMBAC),
            4.750%, 08/01/2014..................................      6,031,014
  6,000,000 New York State Thruway Authority, General Refunding
            Revenue Bonds, Series E,
            4.750%, 01/01/2019..................................      5,884,800
  6,000,000 North Carolina State, General Obligation Bonds,
            Series A,
            4.750%, 04/01/2014..................................      6,139,146
  6,000,000 Port Authority of New York & New Jersey, Revenue
            Bonds, Series 104, (AMBAC),
            5.200%, 07/15/2021..................................      6,186,846
  6,000,000 Port Seattle, Washington, Revenue Bonds, Series A,
            (FGIC),
            5.500%, 10/01/2022..................................      6,306,210
  6,000,000 Puerto Rico Commonwealth Infrastructure Financing
            Authority, Series A, (AMBAC),
            5.000%, 07/01/2028..................................      6,045,000
  5,720,000 Purdue University, Indiana, University Revenue
            Bonds, Student Fee, Series E,
            3.550%, 07/01/2011+.................................      5,720,000

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
LONG-TERM TAX-EXEMPT FUND -- (CONTINUED)


 PRINCIPAL                                                            VALUE
   AMOUNT                                                            (NOTE 1)
 ----------                                                        ------------

 TAX-EXEMPT SECURITIES -- (CONTINUED)
 $6,000,000 Utah State Board Regents, University of Utah
            Auxiliary & Campus Refunding Revenue Bonds, Series
            A, (MBIA),
            4.750%, 04/01/2025..................................   $  5,919,834
  6,000,000 Valdez, Alaska, Marine Terminal Refunding Revenue
            Bonds, BP Pipeline, Inc. Project, Series B,
            5.500%, 10/01/2028..................................      6,139,842
  6,000,000 Wisconsin State Transportation Refunding Revenue
            Bonds, Series B,
            5.500%, 07/01/2022..................................      6,125,670
                                                                   ------------
                                                                    172,138,151
                                                                   ------------
 TAX-EXEMPT SECURITIES -- BACKED BY LETTERS OF CREDIT -- 6.20%
            MORGAN GUARANTY TRUST
            ---------------------
  4,600,000 New York City, New York, General Obligation Bonds,
            Subseries E2,
            4.100%, 08/01/2020+.................................      4,600,000
            SUMITOMO BANK
            -------------
  6,000,000 Burke County, Georgia, Development Authority
            Pollution Control Revenue Bonds, Georgia Power
            Company, Series 2,
            4.150%, 04/01/2025+.................................      6,000,000
                                                                   ------------
                                                                     10,600,000
                                                                   ------------
   SHARES
 ----------

 OTHER INVESTMENTS -- 1.82%
  1,753,300 Dreyfus Tax-Exempt Cash Management Fund.............      1,753,300
  1,350,100 Shearson Tax-Exempt Municipal Fund..................      1,350,100
                                                                   ------------
                                                                      3,103,400
                                                                   ------------

TOTAL INVESTMENTS (Cost $176,662,140*).................... 108.73% $185,841,551
OTHER ASSETS & LIABILITIES (NET)..........................  (8.73)  (14,915,784)
                                                           ------  ------------
NET ASSETS................................................ 100.00% $170,925,767
                                                           ======  ============

--------
* Aggregate cost for Federal tax and book purposes
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC --American Municipal Bond Assurance Corp.
FGIC  --Financial Guaranty Insurance Corp.
FHA   --Federal Housing Authority
MBIA  --Municipal Bond Insurance Assoc.

Note:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

 At September 30, 1998, approximately, 6% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

 At September 30, 1998, approximately, 27% and 10% of the net assets are invested in New York and Massachusetts municipal securities, respectively. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
CALIFORNIA TAX-EXEMPT INCOME FUND


 PRINCIPAL                                                             VALUE
   AMOUNT                                                            (NOTE 1)
 ----------                                                         -----------

 TAX-EXEMPT SECURITIES -- 79.99%
 $  125,000 Anaheim, California, Electric Refunding Revenue
            Bonds, (AMBAC),
            4.750%, 10/01/2002...................................   $   130,409
    200,000 Antelope Valley, East Kern, California, Water Agency
            Refunding General Obligation Bonds, (AMBAC),
            4.500%, 08/01/2001...................................       205,129
    200,000 Bakersfield, California, City School District,
            Refunding General Obligation Bonds, (MBIA),
            5.000%, 08/01/2005...................................       213,203
    595,000 Berkeley, California, University School District,
            (FGIC),
            4.375%, 08/01/2006...................................       610,462
    250,000 Burbank, California, University School District,
            (FGIC),
            4.100%, 08/01/2003...................................       254,492
    135,000 California Educational Facilities Authority, Santa
            Clara University Refunding Revenue Bonds, (MBIA),
            4.900%, 09/01/2006...................................       143,834
    150,000 California Educational Facilities Authority, Stanford
            University Refunding Revenue Bonds, Series J,
            5.900%, 11/01/2003...................................       159,559
    150,000 California Educational Facilities Authority, St.
            Mary's College Refunding Revenue Bonds,
            4.800%, 10/01/2002...................................       156,540
    225,000 California Health Facilities Financing Authority
            Revenue Bonds, Cedars- Sinai Medical Center, Series
            A, (MBIA),
            4.250%, 08/01/2003...................................       230,625
    500,000 California Health Facilities Financing Authority
            Revenue Bonds, St. Joseph Health System, Series A,
            3.750%, 07/01/2013+..................................       500,000
    200,000 California Industrial Urban Development Agency,
            Refunding Tax Allocation Bonds, (MBIA),
            4.300%, 05/01/2002...................................       204,395
    275,000 California State Department of Transportation,
            Refunding Certificates of Participation, Series A,
            (MBIA),
            4.400%, 03/01/2004...................................       283,958
    250,000 California State Department of Water Resources,
            Central Valley Project Refunding Revenue Bonds,
            Series L,
            8.000%, 12/01/2001...................................       283,213

 PRINCIPAL                                                            VALUE
   AMOUNT                                                           (NOTE 1)
 ----------                                                        -----------

 TAX-EXEMPT SECURITIES -- (CONTINUED)
 $  375,000 California State Department of Water Resources
            Central Valley Project Revenue Bonds, Series S,
            4.250%, 12/01/1999...................................  $   379,772
    300,000 California State, General
            Obligation Bonds,
            6.000%, 09/01/2001...................................      320,805
    750,000 California State, General
            Obligation Bonds,
            6.100%, 11/01/2001...................................      802,688
    230,000 California State, General
            Obligation Bonds,
            6.700%, 02/01/2004...................................      262,165
    750,000 California State, General
            Obligation Bonds,
            6.250%, 04/01/2008...................................      876,983
    250,000 California State Public Works Board, Lease Refunding
            Revenue Bonds, Department of Corrections, Series D,
            (MBIA),
            4.850%, 09/01/2008...................................      265,567
    500,000 California State Public Works Bonds, Lease Refunding
            Revenue Bonds, Series A,
            5.600%, 10/01/2001...................................      528,659
    300,000 California State University, Institutional Lease
            Refunding Revenue Bonds, (AMBAC),
            5.500%, 06/01/2003...................................      323,213
    750,000 Castaic Lake Water Agency, California, Certificates
            of Participation, (MBIA),
            7.125%, 08/01/2016...................................      812,527
    250,000 Central Coast Water Authority, California Refunding
            Revenue Bonds, State Water Project Regional
            Facilities, Series A, (AMBAC),
            4.375%, 10/01/2001...................................      255,862
    315,000 Central Coast Water Authority, California Refunding
            Revenue Bonds, State Water Project Regional
            Facilities, Series A, (AMBAC),
            6.000%, 10/01/2005...................................      355,608
    550,000 Central Valley School District Financing Authority,
            California School District General Obligation
            Refunding Revenue Bonds, Series A, (MBIA),
            5.850%, 08/01/2004...................................      609,095
    545,000 Chino Basin California Regional Financing Authority
            Revenue Bonds, Municipal Water District Sewer System
            Project, (AMBAC),
            7.000%, 08/01/2005...................................      645,848

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
CALIFORNIA TAX-EXEMPT INCOME FUND -- (CONTINUED)


 PRINCIPAL                                                             VALUE
   AMOUNT                                                            (NOTE 1)
 ----------                                                         -----------

 TAX-EXEMPT SECURITIES -- (CONTINUED)
 $  350,000 Contra Costa, California, Certificates of
            Participation, Capital Projects Program, (AMBAC),
            4.625%, 02/01/2007...................................   $   364,481
    550,000 Contra Costa, California, Transportation Authority
            Sales Tax Revenue Bonds, Series A, (FGIC),
            6.000%, 03/01/2007...................................       626,690
    350,000 Contra Costa, California, Transportation Authority
            Sales Tax Revenue Bonds, Series A, (MBIA),
            5.100%, 11/01/2008...................................       379,265
    750,000 East Bay, California, Regional Park Refunding Revenue
            Bonds,
            5.000%, 09/01/2007...................................       804,031
    250,000 Escondido, California, School District, Series A,
            (FGIC),
            5.000%, 09/01/2008...................................       268,601
    400,000 Fairfield, California, Water Refunding Revenue Bonds,
            (AMBAC),
            4.700%, 04/01/2005...................................       418,458
    155,000 Fresno, California, Sewer Revenue Bonds, Series A-1,
            (AMBAC),
            4.800%, 09/01/2006...................................       164,096
    695,000 Golden West Schools Financing Authority, California
            School District Refunding Revenue General Obligation
            Bonds, Series A, (MBIA),
            6.200%, 02/01/2003...................................       761,644
    850,000 Irvine Ranch, California, Water District Revenue
            Bonds,
            3.800%, 10/01/2000+..................................       850,000
    330,000 Los Angeles, California, Community Redevelopment
            Agency Refunding Tax Allocation Bonds, (MBIA),
            7.000%, 07/01/2015...................................       345,726
    200,000 Los Angeles, California, Convention & Exhibition
            Center Authority, Refunding Certificates of
            Participation, (AMBAC),
            6.600%, 08/15/1999...................................       205,759
    500,000 Los Angeles, California, Department of Airports,
            Airport Refunding Revenue Bonds, Series A, (FGIC),
            6.000%, 05/15/2005...................................       561,377
    250,000 Los Angeles, California, Department of Water & Power,
            Electrical Plant Refunding Revenue Bonds, (AMBAC),
            4.600%, 08/15/2006...................................       258,472
    305,000 Los Angeles, California, Harbor Department Refunding
            Revenue Bonds, Series C,
            4.875%, 11/01/2002...................................       319,824

 PRINCIPAL                                                            VALUE
   AMOUNT                                                           (NOTE 1)
 ----------                                                        -----------

 TAX-EXEMPT SECURITIES -- (CONTINUED)
 $  250,000 Los Angeles, California, Municipal Improvement
            Corporation, Equipment Real Estate Property,
            Certificates of Participation, (AMBAC),
            4.500%, 12/01/2001...................................  $   257,655
    250,000 Los Angeles, California, Municipal Improvement
            Corporation, Sanitation Equipment Charge Revenue
            Bonds, Series A, (FSA),
            5.000%, 02/01/2001...................................      258,160
    150,000 Los Angeles, California, Municipal Improvement
            Corporation, Sanitation Equipment Charge Revenue
            Bonds, Series A, (FSA),
            4.875%, 02/01/2006...................................      158,414
    400,000 Los Angeles, California, Municipal Improvement
            Corporation, Sanitation Equipment Charge Revenue
            Bonds, Series B, (AMBAC),
            4.300%, 02/01/2004...................................      410,922
    750,000 Los Angeles, California, Municipal Improvement
            Corporation, Sanitation Equipment Charge Revenue
            Bonds, Series B, (AMBAC),
            4.600%, 02/01/2006...................................      779,296
    500,000 Los Angeles, California, School District, Series A ,
            (FGIC),
            4.400%, 07/01/2003...................................      515,542
    225,000 Los Angeles, California, State Building Authority
            Lease Refunding Revenue Bonds, California Department
            of General Services, Series A,
            4.400%, 05/01/1999...................................      226,380
    400,000 Los Angeles, California, State Building Authority
            Lease Refunding Revenue Bonds, California Department
            of General Services, Series A,
            5.600%, 05/01/2004...................................      431,325
    250,000 Los Angeles, California, Wastewater Systems Revenue
            Bonds, Series A, (FGIC),
            6.000%, 02/01/2003...................................      272,512
    200,000 Los Angeles County, California, Public Works
            Financing Authority, Lease Refunding Revenue Bonds,
            Series A, (MBIA),
            6.000%, 09/01/2003...................................      220,699
    300,000 Los Angeles County, California, Public Works
            Financing Authority, Lease Refunding Revenue Bonds,
            Series A, (MBIA),
            6.000%, 09/01/2004...................................      334,177

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
CALIFORNIA TAX-EXEMPT INCOME FUND -- (CONTINUED)


 PRINCIPAL                                                             VALUE
   AMOUNT                                                            (NOTE 1)
 ----------                                                         -----------

 TAX-EXEMPT SECURITIES -- (CONTINUED)
 $  655,000 Los Angeles County, California, Public Works
            Financing Authority, Refunding Revenue Bonds,
            Regional Park & Open Space District, Series A,
            5.000%, 10/01/2004...................................   $   695,750
    300,000 Los Angeles County, California, Public Works
            Financing Authority, Refunding Revenue Bonds,
            Regional Park & Open Space District, Series A,
            5.250%, 10/01/2005...................................       324,992
    230,000 Los Angeles County, California, SCHS Regionalized
            Business Services Certificates of Participation,
            Local Educational Agencies, Series B, (MBIA),
            4.400%, 07/01/2003...................................       236,643
    100,000 Metropolitan Water District of Southern California,
            Refunding Revenue General Obligation Bonds, Series
            A1,
            5.000%, 03/01/2002...................................       104,333
    500,000 Metropolitan Water District of Southern California,
            Refunding Revenue General Obligation Bonds, Series A,
            5.250%, 03/01/2008...................................       549,459
    400,000 Metropolitan Water District of Southern California,
            Waterworks Revenue Bonds, Series A,
            7.000%, 07/01/2002...................................       449,105
    250,000 Metropolitan Water District of Southern California,
            Waterworks Revenue Bonds, Series A,
            4.250%, 07/01/2003...................................       256,150
    200,000 Metropolitan Water District of Southern California,
            Waterworks Revenue Bonds, Series B, (MBIA),
            5.250%, 07/01/2007...................................       218,605
    200,000 Modesto, California, Irrigation District Financing
            Authority, Refunding Revenue Bonds, Series A, (MBIA),
            4.850%, 10/01/2001...................................       207,171
    250,000 Modesto, California, Irrigation District Financing
            Authority, Refunding Revenue Bonds, Series A, (MBIA),
            5.450%, 10/01/2007...................................       275,590
    350,000 MSR Public Power Agency, California, San Juan Project
            Refunding Revenue Bonds, Series F, (AMBAC),
            5.650%, 07/01/2003...................................       378,840

 PRINCIPAL                                                             VALUE
   AMOUNT                                                            (NOTE 1)
 ----------                                                         -----------

 TAX-EXEMPT SECURITIES -- (CONTINUED)
 $1,000,000 Northern California Power Agency, Public Power
            Refunding Revenue Bonds, Geothermal Project,
            Series A, (AMBAC),
            4.750%, 07/01/2003...................................   $ 1,048,437
    250,000 Northern California Power Agency, Public Power
            Refunding Revenue Bonds, Geothermal Project,
            Series A, (AMBAC),
            5.500%, 07/01/2005...................................       273,841
    250,000 Northern California Power Agency, Public Power
            Refunding Revenue Bonds, Geothermal Project,
            Series A, (AMBAC),
            5.600%, 07/01/2006...................................       277,653
    500,000 Northern California Transmission Refunding Revenue
            Bonds, Ore Transportation Project, Series A, (MBIA),
            7.000%, 05/01/2000...................................       527,227
    250,000 Novato, California, Refunding General Obligation
            Bonds, Series A, (MBIA),
            6.250%, 08/01/2007...................................       289,892
    175,000 Orange County, California, Local Transportation
            Authority Sales Tax Revenue Bonds, 1st Series,
            5.600%, 02/15/2002...................................       185,565
    300,000 Orange County, California, Local Transportation
            Authority Sales Tax Revenue Bonds, 2nd Series,
            (FGIC),
            4.700%, 02/15/2005...................................       313,763
    100,000 Orange County, California, Municipal Water District,
            Water Facilities Corporation, Refunding Certificates
            of Participation, (MBIA),
            4.800%, 07/01/2003...................................       104,615
    500,000 Riverside County, California, Asset Leasing
            Corporation Leasehold Revenue Bonds, Riverside County
            Hospital Project, Series A,
            7.400%, 06/01/1999...................................       523,591
    700,000 Sacramento, California, City Financing Authority
            General Obligation Revenue Bonds,
            6.800%, 11/01/2020...................................       779,788
    255,000 Sacramento, California, City Financing Authority
            Lease Refunding Revenue Bonds, Series A, (AMBAC),
            5.050%, 11/01/2006...................................       273,698
    250,000 Sacramento, California, Municipal Utilities District
            Electric Refunding Revenue Bonds, Series Z, (FGIC),
            6.000%, 07/01/2001...................................       265,642

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
CALIFORNIA TAX-EXEMPT INCOME FUND -- (CONTINUED)


 PRINCIPAL                                                             VALUE
   AMOUNT                                                            (NOTE 1)
 ----------                                                         -----------

 TAX-EXEMPT SECURITIES -- (CONTINUED)
 $  200,000 Sacramento County, California, Public Facilities
            Project, Refunding Certificates of Participation,
            (MBIA),
            4.700%, 02/01/2003...................................   $   208,098
    250,000 Sacramento County, California, Public Facilities
            Project, Refunding Certificates of Participation,
            (MBIA),
            4.875%, 02/01/2005...................................       263,772
    400,000 Sacramento County, California, Sanitation District
            Financing Authority Revenue Bonds,
            5.500%, 12/01/2005...................................       438,883
    300,000 San Bernardino County, California, Certificates of
            Participation, Medical Center Financing Project,
            (MBIA),
            5.500%, 08/01/2007...................................       331,321
    500,000 San Bernardino County, California, Certificates of
            Participation, Medical Center Financing Project,
            Series A, (MBIA),
            5.750%, 08/01/2007...................................       565,357
    255,000 San Bernardino County, California, Transportation
            Authority Sales Tax Refunding Revenue Bonds,
            Series A, (MBIA),
            4.625%, 03/01/2005...................................       265,477
    315,000 San Bernardino County, California, Transportation
            Authority Sales Tax Refunding Revenue Bonds,
            Series A, (MBIA),
            5.000%, 03/01/2000...................................       321,742
    200,000 San Bernardino County, California, Transportation
            Authority Sales Tax Refunding Revenue Bonds,
            Series A, (FSA),
            4.500%, 03/01/2006...................................       206,619
    175,000 San Diego, California, Open Space Park Facilities
            District, Refunding General Obligation Revenue Bonds,
            5.500%, 01/01/2004...................................       190,949
    300,000 San Diego, California, Public Facilities Financing
            Authority, Sewer Revenue Bonds, Series B, (FGIC),
            5.000%, 05/15/2008                                          321,775
    250,000 San Diego, California, Public Safety Communications
            Project, General Obligation Bonds,
            6.500%, 07/15/2008                                          297,303

 PRINCIPAL                                                             VALUE
   AMOUNT                                                            (NOTE 1)
 ----------                                                         -----------

 TAX-EXEMPT SECURITIES -- (CONTINUED)
 $  215,000 San Diego, California, Regional Transportation
            Communication, Sales Tax Revenue Bonds, 2nd Series,
            Series A, (FGIC),
            6.250%, 04/01/2003...................................   $   237,361
    150,000 San Diego County, California, Regional Transportation
            Communication, Sales Tax Refunding Revenue Bonds, 2nd
            Series, Series A, (FGIC),
            5.250%, 04/01/2006...................................       162,252
    200,000 San Diego County, California, Regional Transportation
            Communication, Sales Tax Refunding Revenue Bonds, 2nd
            Series, Series A, (FGIC),
            5.500%, 04/01/2004...................................       216,843
    300,000 San Diego County, California, Regional Transportation
            Communication, Sales Tax Revenue Bonds, 2nd Series,
            Series A, (FGIC),
            5.000%, 04/01/1999...................................       302,702
    325,000 San Francisco, California, City & County Public
            Utilities Communication, Water Refunding Revenue
            Bonds, Series A,
            6.500%, 11/01/2004...................................       371,698
    680,000 San Francisco, California, City & County Refunding
            Bonds, Series 1, (FGIC),
            4.500%, 06/15/2005...................................       704,656
    225,000 San Francisco, California, City & County School
            District Facilities Improvements Project, Series C,
            (FGIC),
            6.000%, 06/15/1999...................................       229,301
    200,000 San Francisco, California, State Building Authority
            Lease Revenue Bonds, San Francisco Civic Center
            Complex, Series A, (AMBAC),
            4.125%, 12/01/2000...................................       202,854
    100,000 San Jose, California, Airport Refunding Revenue
            Bonds, (FGIC),
            5.500%, 03/01/2002...................................       105,959
    200,000 San Jose, California, Redevelopment Agency, Tax
            Allocation Bonds, Merged Area Redevelopment Project,
            (MBIA),
            4.750%, 08/01/2003...................................       209,302
    325,000 San Jose, California, Redevelopment Agency, Tax
            Allocation Bonds, Merged Area Redevelopment Project,
            (MBIA),
            5.375%, 08/01/2004...................................       351,819

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
CALIFORNIA TAX-EXEMPT INCOME FUND -- (CONTINUED)


 PRINCIPAL                                                             VALUE
   AMOUNT                                                            (NOTE 1)
 ----------                                                         -----------

 TAX-EXEMPT SECURITIES -- (CONTINUED)
 $  500,000 San Jose, California, Redevelopment Agency, Tax
            Allocation Bonds, Merged Area Redevelopment Project,
            (AMBAC),
            5.000%, 08/01/07.....................................   $   533,813
    250,000 San Jose, California, Santa Clara County School
            District, Series A, (FGIC),
            4.400%, 08/01/2005...................................       257,729
    300,000 San Mateo County, California, JT Powers Authority
            Lease Revenue Bonds, San Mateo Community Health Care
            Center, Series A, (FSA),
            5.600%, 07/15/2004...................................       327,981
    500,000 San Mateo County, California, Transportation
            Authority, Series A, (MBIA),
            4.200%, 06/01/2004...................................       511,630
    150,000 Santa Barbara County, California, Local
            Transportation Authority, Sales Tax Revenue Bonds,
            (FGIC),
            4.900%, 04/01/2006...................................       158,348
    300,000 Santa Clara County, California, Certificates of
            Participation, Technology Projects, Series A,
            5.000%, 05/15/2000...................................       306,655
    500,000 Santa Clara County, California, Electric Facilities
            Revenue Bonds, Series A, (MBIA),
            6.250%, 07/01/2013...................................       544,980
    100,000 Santa Clara County, California, Financing Authority
            Refunding Lease Revenue Bonds, Series A, (AMBAC),
            4.200%, 11/15/2002...................................       102,355
    175,000 Santa Clara County, California, Financing Authority
            Refunding Lease Revenue Bonds, Series A, (AMBAC),
            4.300%, 11/15/2003...................................       180,432
    285,000 Santa Clara County, California, Refunding
            Certificates of Participation, Capital Project I,
            (AMBAC),
            6.200%, 10/01/2000...................................       299,815
    500,000 Santa Clara County, California, Transportation
            District Sales Tax Refunding Revenue Bonds, Series A,
            4.500%, 06/01/2006...................................       520,371
    250,000 Santa Monica, California, Malibu University School
            District, Public Schools Facilities Reconstruction
            Project,
            5.500%, 08/01/2015...................................       274,402

 PRINCIPAL                                                             VALUE
   AMOUNT                                                            (NOTE 1)
 ----------                                                         -----------

 TAX-EXEMPT SECURITIES -- (CONTINUED)
 $  200,000 Southern California Public Power Authority, Refunding
            Revenue Bonds, Palo Verde Project, Series A, (AMBAC),
            5.500%, 07/01/2004...................................   $   217,624
    300,000 University of California, Refunding Revenue Bonds,
            Multiple Purpose Projects, Series A, (MBIA),
            6.100%, 09/01/2000...................................       314,462
    390,000 University of California, Refunding Revenue Bonds,
            Multiple Purpose Projects, Series G, (FGIC),
            4.500%, 09/01/2004...................................       405,598
    600,000 University of California, Refunding Revenue Bonds,
            Multiple Purpose Projects, Series F, (FGIC),
            5.000%, 09/01/2008...................................       641,374
    150,000 University of California, Refunding Revenue Bonds,
            Series C, (AMBAC),
            4.600%, 09/01/2005...................................       156,495
    500,000 Ventura County, California, Community College
            District, Revenue Certificates of Participation,
            (AMBAC),
            4.000%, 12/01/2002...................................       500,168
    250,000 West & Central Basin Financing Authority, California
            Refunding Revenue Bonds, (AMBAC),
            5.500%, 08/01/2001...................................       262,754
    250,000 West Basin, California, Municipal Water District,
            Revenue Certificates of Participation, Series A,
            (AMBAC),
            3.875%, 08/01/2002...................................       252,568
    100,000 West Basin, California, Municipal Water District,
            Revenue Certificates of Participation, Series A,
            (AMBAC),
            4.000%, 08/01/2000...................................       101,091
                                                                    -----------
                                                                     41,945,155
                                                                    -----------
 TAX-EXEMPT SECURITIES -- ESCROWED IN U.S. GOVERNMENTS -- 18.36%
    350,000 Alameda County, California, Correctional Facility
            Improvements Certificates of Participation, (MBIA),
            7.250%, 06/01/2013 (Prerefunded 12/01/2000)..........       384,590
    500,000 California Health Facilities Financing Authority
            Revenue Bonds, Pomona Valley Hospital Medical Center,
            7.375%, 01/01/2014 (Prerefunded 01/01/2000)..........       534,014

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
CALIFORNIA TAX-EXEMPT INCOME FUND -- (CONTINUED)


 PRINCIPAL                                                             VALUE
   AMOUNT                                                            (NOTE 1)
 ----------                                                         -----------

 TAX-EXEMPT SECURITIES -- ESCROWED IN U.S. GOVERNMENTS --
  (CONTINUED)
 $  750,000 California State, General Obligation Bonds, (FGIC),
            6.000%, 08/01/2019 (Prerefunded 08/01/2004)..........   $   849,326
    500,000 California State, General Obligation Bonds,
            5.900%, 04/01/2023 (Prerefunded 04/01/2003)..........       554,601
    300,000 California State Public Works Board, Lease Refunding
            Revenue Bonds, Secretary of State, Series A,
            6.750%, 12/01/2012 (Prerefunded 12/01/2002)..........       341,561
    260,000 California State Public Works Board, Lease Refunding
            Revenue Bonds, Various California State University
            Projects, Series A,
            6.625%, 10/01/2010 (Prerefunded 10/01/2002)..........       293,744
    200,000 California State Public Works Board, Lease Refunding
            Revenue Bonds, Various California State University
            Projects, Series A, (AMBAC),
            6.400%, 12/01/2016 (Prerefunded 12/01/2002)..........       224,936
    200,000 California State Public Works Board, Lease Refunding
            Revenue Bonds, Various University of California
            Projects, Series A,
            6.600%, 12/01/2022 (Prerefunded 12/01/2002)..........       226,555
    500,000 Central Coast Water Authority, California Refunding
            Revenue Bonds, State Water Project Regional
            Facilities, Series A, (AMBAC),
            6.600%, 10/01/2022 (Prerefunded 10/01/2002)..........       564,122
    295,000 Cotati-Rohnert Park, California University School
            District General Obligation, (FGIC),
            6.000%, 08/01/2014
            (Prerefunded 08/01/99)...............................       307,491
    250,000 Cupertino, California, Certificates of Participation,
            Open Space Acquisition Project,
            7.125%, 04/01/2016 (Prerefunded 04/01/2001)..........       278,073
    250,000 East Bay, California, Municipal Utilities District
            Wastewater Treatment System Revenue Bonds, (AMBAC),
            6.375%, 06/01/2021 (Prerefunded 12/01/2001)..........       275,892

 PRINCIPAL                                                             VALUE
   AMOUNT                                                            (NOTE 1)
 ----------                                                         -----------

 TAX-EXEMPT SECURITIES -- ESCROWED IN U.S. GOVERNMENTS --
  (CONTINUED)
 $  125,000 Los Angeles, California, Harbor Department Revenue
            Bonds, Series A,
            6.500%, 08/01/2025 (Prerefunded 08/01/2002)..........   $   140,149
    225,000 Los Angeles, California, Wastewater Systems Revenue
            Bonds, Series D, (MBIA),
            6.700%, 12/01/2021 (Prerefunded 12/01/2000)..........       244,670
    175,000 Los Angeles County, California, Transportation
            Communications Sales Tax Revenue Bonds, Series A,
            6.750%, 07/01/2019 (Prerefunded 07/01/2002)..........       197,370
    390,000 Los Angeles County, California, Transportation
            Communications Sales Tax Revenue Bonds, Series A,
            6.750%, 07/01/2020 (Prerefunded 07/01/2001)..........       430,267
    300,000 Madera, California, Sewer Improvements, Certificates
            of Participation,
            7.375%, 05/01/2020 (Prerefunded 05/01/1999)..........       313,102
    525,000 Northern California Transmission Refunding Revenue
            Bonds, Ore Transportation Project, Series A, (MBIA),
            7.000%, 05/01/2024 (Prerefunded 05/01/2000)..........       561,388
    750,000 Richmond, California, Redevelopment Authority Tax
            Allocation Refunding Revenue Bonds, Harbor
            Redevelopment Project, (FSA),
            7.000%, 07/01/2009 (Prerefunded 07/01/2002)..........       852,400
    460,000 San Bernardino County, California, School Health Care
            System Revenue Bonds, Sisters of Charity, Series A,
            7.000%, 07/01/2021 (Prerefunded 07/01/2001)..........       510,359
    500,000 San Francisco, California, Bay Area Rapid
            Transportation District, Sales Tax Revenue Bonds,
            (FGIC),
            5.500%, 07/01/2020 (Prerefunded 07/01/2005)..........       553,739
    650,000 San Joaquin Hills, California, Transportation
            Corridor Agency, Toll Road Revenue Bonds,
            6.750%, 01/01/2032 (Prerefunded 01/01/2003)..........       738,979

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
CALIFORNIA TAX-EXEMPT INCOME FUND -- (CONTINUED)


 PRINCIPAL                                                             VALUE
   AMOUNT                                                            (NOTE 1)
 ----------                                                         -----------

 TAX-EXEMPT SECURITIES -- ESCROWED IN U.S. GOVERNMENTS --
  (CONTINUED)
 $  235,000 Southern California Public Power Authority, Power
            Project Revenue Bonds,
            7.000%, 07/01/2009 (Prerefunded 07/01/2000)..........   $   253,733
                                                                    -----------
                                                                      9,631,061
                                                                    -----------
   SHARES
 ----------
 OTHER INVESTMENTS -- 1.58%
    415,633 Federated California Money Fund......................       415,633
    411,127 Provident California Money Fund......................       411,127
                                                                    -----------
                                                                        826,760
                                                                    -----------

TOTAL INVESTMENTS (Cost $51,131,141*)......................  99.93% $52,402,976
OTHER ASSETS & LIABILITIES (NET)...........................   0.07       35,849
                                                            ------  -----------
NET ASSETS................................................. 100.00% $52,438,825
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC--American Municipal Bond Assurance Corp.
FGIC --Financial Guaranty Insurance Corp.
FSA  --Financial Security Assurance
MBIA --Municipal Bond Insurance Assoc.
Note:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

 At September 30, 1998, approximately, 18% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

 At September 30, 1998, approximately, 100% of the net assets are invested in California municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
NEW YORK TAX-EXEMPT MONEY FUND

  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                       ------------

 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- 46.85%
 $ 9,000,000 Long Island Power Authority, New York, Electric
             Systems Commercial Paper,
             3.350%, 12/14/1998.................................   $  9,000,000
   4,000,000 Monroe County, New York, General Obligation
             Unlimited Revenue Bonds,
             3.300%, 10/06/1998.................................      4,000,000
   2,933,000 Nassau County, New York, Industrial Development
             Agency, Civic Facility Revenue Bonds, Cold Spring
             Harbor Lab Project,
             4.000%, 05/18/1999.................................      2,945,518
   1,100,000 New York City, New York, City Municipal Water
             Financing Authority, Water & Sewer Systems
             Commercial Paper, Series 5B,
             3.400%, 01/13/1999.................................      1,100,000
   4,100,000 New York City, New York, City Municipal Water
             Financing Authority, Water & Sewer Systems Revenue
             Bonds, Series C, (FGIC),
             4.100%, 06/15/2022.................................      4,100,000
   2,200,000 New York City, New York, Industrial Development
             Agency, Civic Facility Revenue Bonds, National
             Audubon Society Project,
             4.100%, 12/01/2014+................................      2,200,000
   9,000,000 New York City, New York, Triborough Bridge & Tunnel
             Authority, Special Obligation Revenue Bonds,
             (FGIC),
             3.350%, 01/01/2024.................................      9,000,000
   2,000,000 New York State Dormitory Authority, Commercial
             Paper,
             3.500%, 12/10/1998.................................      2,000,000
   3,000,000 New York State Dormitory Authority, Columbia
             University Commercial Paper,
             3.300%, 11/01/1998.................................      3,000,000
   3,600,000 New York State Dormitory Authority, Metropolitan
             Museum of Art Revenue Bonds, Series A,
             3.300%, 07/01/2015+................................      3,600,000
  10,700,000 New York State Dormitory Authority, Metropolitan
             Museum of Art Revenue Bonds, Series A,
             3.350%, 07/01/2014+................................     10,700,000

  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                       ------------

 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (CONTINUED)
 $ 4,000,000 New York State Dormitory Authority, Sloan Kettering
             Cancer Center,
             3.450%, 12/10/1998.................................   $  4,000,000
   1,300,000 New York State Energy Research & Development
             Authority, Pollution Control Revenue Bonds, Orange
             & Rockland Project, Series A, (FGIC),
             3.300%, 10/01/2014+................................      1,300,000
   4,100,000 New York State Environmental Facilities, Commercial
             Paper,
             3.500%, 10/06/1998.................................      4,100,000
   6,650,000 New York State Environmental Facilities, Commercial
             Paper,
             3.700%, 10/07/1998.................................      6,650,000
   3,000,000 New York State Job Development State Guaranteed,
             Series D1-16,
             3.350%, 03/01/2000+................................      3,000,000
  26,000,000 New York State Power Authority & General Purpose
             Commercial Paper,
             3.350%, 12/01/1998.................................     26,000,000
   5,000,000 New York State Thruway Authority Highway & Bridge
             Revenue Bonds, Series A, (AMBAC),
             4.750%, 04/01/1999.................................      5,029,150
   1,000,000 New York State, General Obligation Unlimited Bonds,
             3.400%, 12/01/1998.................................      1,000,000
   1,000,000 Puerto Rico Government Development Bank
             2.900%, 10/01/1998.................................      1,000,000
   1,700,000 Syracuse, New York, Industrial Development Agency
             Civic Facilities Revenue Bonds, Syracuse University
             Project,
             4.100%, 03/01/2023+................................      1,700,000
                                                                   ------------
                                                                    105,424,668
                                                                   ------------
 TAX-EXEMPT CASH EQUIVALENTS -- BACKED BY LETTERS OF CREDIT - 52.82%
             BANKERS TRUST COMPANY
             ---------------------
   1,000,000 Dutchess County, New York, Industrial Development
             Agency Revenue Bonds, Toys R Us--NYTEX, Inc.
             Project,
             4.125%, 11/01/2019+................................      1,000,000


                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
NEW YORK TAX-EXEMPT MONEY FUND -- (CONTINUED)



  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                       ------------

 TAX-EXEMPT CASH EQUIVALENTS -- BACKED BY LETTERS OF CREDIT - (CONTINUED)
             BANK OF NOVA SCOTIA
             -------------------
 $ 9,000,000 New York State Local Government Assistance
             Corporation, Series B,
             3.700%, 04/01/2025+................................   $  9,000,000
   1,700,000 Suffolk County, New York, Revenue Anticipation
             Notes, ............................................
             3.400%, 11/01/2002+................................      1,700,000
             BAYERISCHE LANDESBANK
             ---------------------
   9,500,000 Municipal Assistance Corporation for the City of
             New York, Subseries K2,
             3.300%, 07/01/2008+................................      9,500,000
             BAYERISCHE LANDESBANK/MORGAN GUARANTY TRUST
   8,635,000 New York State Job Development State Guaranteed,
             Series C1,
             3.300%, 03/01/2000+................................      8,635,000
             CHASE MANHATTAN BANK
             --------------------
   5,920,000 Babylon, New York, Industrial Development Agency
             Refunding Revenue Bonds, Ogden Martin Project,
             3.300%, 01/01/2019+................................      5,920,000
   5,000,000 New York State Dormitory Authority, Cornell
             University Revenue Bonds, Series B,
             3.500%, 12/10/1998.................................      5,000,000
   5,000,000 New York State Dormitory Authority, Sloan Kettering
             Cancer Center,
             3.450%, 12/10/1998.................................      5,000,000
             CREDIT LOCAL DE FRANCE
             ----------------------
   2,000,000 New York City, New York, Housing Development
             Corporate Mortgage Revenue Bonds, Parkgate Tower,
             (MBIA),
             3.550%, 12/01/2007+................................      2,000,000
             CS FIRST BOSTON
             ---------------
   4,620,000 New York City, New York, City Treasures Cultural
             Reserve, American Museum of National History
             Revenue Bonds, Series A, (MBIA),
             3.300%, 04/01/2021+................................      4,620,000

  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                       ------------

 $ 4,000,000 New York City, New York, City Treasures Cultural
             Reserve, American Museum of National History
             Revenue Bonds, Series B, (MBIA),
             2.400%, 04/01/2021+................................   $  4,000,000
             DEUTSCHE BANK
             -------------
   6,000,000 New York State Energy Research & Development
             Authority, Pollution Control Revenue Bonds, Central
             Hudson Gas & Electric, Series B, (AMBAC),
             3.800%, 11/01/2020+................................      6,000,000
             LANDESBANK HESSEN- THURINGEN
   9,000,000 New York State Housing Finance Agency Revenue
             Bonds, Normandie Court I Project,
             3.300%, 05/15/2015+................................      9,000,000
             MORGAN GUARANTY TRUST
             ---------------------
   5,000,000 Long Island Power Authority, New York, Electric
             Systems, Commercial Paper,
             3.350%, 01/15/1999.................................      5,000,000
   4,100,000 Nassau County, New York, Industrial Development
             Agency, Civic Facility Revenue Bonds, Cold Spring
             Harbor Lab Project,
             4.150%, 07/01/2019.................................      4,100,000
  10,000,000 New York City, New York, City Health & Hospital
             Systems Corporate Revenue Bonds, Series A,
             3.350%, 02/15/2026+................................     10,000,000
     700,000 New York State Dormitory Authority, Cornell
             University Revenue Bonds, Series B,
             4.100%, 07/01/2025+................................        700,000
  15,000,000 New York State Power Authority & General Purpose
             Revenue Bonds,
             3.350%, 12/01/1998.................................     15,000,000
             SOCIETE GENERAL
             ---------------
   7,700,000 New York State Energy Research & Development
             Authority, Pollution Control Revenue Bonds, Orange
             & Rockland Utilities, Series A, (AMBAC),
             3.300%, 08/01/2015+................................      7,700,000

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
NEW YORK TAX-EXEMPT MONEY FUND -- (CONTINUED)


  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                       ------------

 TAX-EXEMPT CASH EQUIVALENTS -- BACKED BY LETTERS OF CREDIT - (CONTINUED)
             UNION BANK OF SWITZERLAND/CITIBANK N.A.
 $ 5,000,000 New York City, New York, General Obligation
             Unlimited Bonds, Subseries B10,
             3.250%, 08/15/2024+................................   $  5,000,000
                                                                   ------------
                                                                    118,875,000
                                                                   ------------
   SHARES
   ------
 OTHER INVESTMENTS -- 0.25%
     558,300 Dreyfus New York Tax-Exempt Fund...................        558,300
       2,400 Shearson New York Tax-Exempt Money Fund............          2,400
                                                                   ------------
                                                                        560,700
                                                                   ------------

TOTAL INVESTMENTS (Cost $224,860,368*)....................  99.92% $224,860,368
OTHER ASSETS & LIABILITIES (NET)..........................   0.08       186,512
                                                           ------  ------------
NET ASSETS................................................ 100.00% $225,046,880
                                                           ======  ============

--------
* Aggregate cost for Federal tax and book purposes
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC --American Municipal Bond Assurance Corp.
FGIC --Financial Guaranty Insurance Corp.
MBIA --Municipal Bond Insurance Assoc.

Note:

 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

 At September 30, 1998, approximately 53% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

 At September 30, 1998, approximately, 99% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

                       See Notes to Financial Statements

                       EXCELSIOR TAX-EXEMPT FUNDS, INC.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

   Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") was incorporated under the laws of the State of Maryland on August 8, 1984 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Excelsior Tax-Exempt Fund currently offers shares in seven managed investment portfolios, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Tax-Exempt Money Fund, Short-Term Tax-Exempt Securities Fund, Intermediate-Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund, Long-Term Tax-Exempt Fund, California Tax-Exempt Income Fund and New York Tax-Exempt Money Fund (the "Portfolios"). Such policies are in conformity with generally accepted accounting principles and are consistently followed by Excelsior Tax-Exempt Fund in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. New York Tax-Exempt Money Fund commenced operations on August 3, 1998. The financial statements for Excelsior Funds, Inc. ("Excelsior Fund") are presented separately.

   With regard to Tax-Exempt Money Fund and New York Tax-Exempt Money Fund, it is Excelsior Tax-Exempt Fund's policy, to the extent possible, to maintain a continuous net asset value per share of $1.00. Each of these Portfolios has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. However, there can be no assurance that the net asset value per share of the Portfolios will not vary.

  (A) PORTFOLIO VALUATION:

      Tax-Exempt Money Fund and New York Tax-Exempt Money Fund: Securities are valued at amortized cost, which has been determined by Excelsior Tax-Exempt Fund's Board of Directors to represent the fair value of the Funds' investments. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

      Short-Term Tax-Exempt Securities Fund, Intermediate-Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund, Long-Term Tax-Exempt Fund and California Tax-Exempt Income Fund: Securities are valued each business day as of the close of the New York Stock Exchange after consultation with an independent pricing service (the "Service"). When in the judgement of the Service, quoted bid prices for securities are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and ask prices (as calculated by the Service based upon its evaluation of the market for such securities). Short-term debt instruments with remaining maturities of 60 days or less, and variable rate demand notes and securities with put options exercisable within one year, are valued at amortized cost, which approximates market value. Securities and other assets for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by Excelsior Tax-Exempt Fund's Board of Directors.

      The net asset value of the shares in Short-Term Tax-Exempt Securities Fund, Intermediate-Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund, Long-Term Tax-Exempt Fund and California Tax-Exempt Income Fund will fluctuate as the market values of their portfolio securities change in response to changing market rates of interest and other factors.

  (B) SECURITY TRANSACTIONS AND INVESTMENT INCOME:

      Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis.

  (C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

      Tax-Exempt Money Fund and New York Tax-Exempt Money Fund: Net investment income dividends are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually or more frequently to maintain a net asset value of $1.00 per share.

      Short-Term Tax-Exempt Securities Fund, Intermediate-Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund, Long-Term Tax-Exempt Fund and California Tax-Exempt Income Fund: Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

      Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses on wash sales and net capital losses incurred after October 31 and within the taxable year ("Post-October losses").

      In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  (D) FEDERAL TAXES:

      It is the policy of Excelsior Tax-Exempt Fund that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

      At March 31, 1998, the following Portfolios had approximate capital loss carryforwards for Federal tax purposes available to offset future net capital gains as follows:

                                          EXPIRATION DATE MARCH 31,
                            -----------------------------------------------------
                             2001    2002      2003     2005    2006     TOTAL
                            ------- ------- ---------- ------- ------- ----------
   Tax-Exempt Money Fund... $18,000 $31,000        --  $51,000 $35,000 $  135,000
   Short-Term Tax-Exempt
    Securities Fund........     --      --  $  563,000     --      --     563,000
   Intermediate-Term Tax-
    Exempt Fund............     --      --   1,708,000     --      --   1,708,000
   New York Intermediate-
    Term Tax-Exempt Fund...     --      --     284,000     --      --     284,000

    At September 30, 1998, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

                                      TAX BASIS     TAX BASIS    NET UNREALIZED
                                      UNREALIZED    UNREALIZED    APPRECIATION
                                     APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                     ------------ -------------- --------------
   Short-Term Tax-Exempt Securities
    Fund............................ $   604,999         --       $   604,999
   Intermediate-Term Tax-Exempt
    Fund............................  14,119,673         --        14,119,673
   New York Intermediate-Term Tax-
    Exempt Fund.....................   5,714,071     $  (432)       5,713,639
   Long-Term Tax-Exempt Fund........   9,179,411         --         9,179,411
   California Tax-Exempt Income
    Fund............................   1,273,372      (1,537)       1,271,835

  (E) EXPENSE ALLOCATION:

      Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated to the respective Portfolios based on average daily net assets.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

      United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company of Connecticut ("U.S. Trust CT" and, collectively with U.S. Trust NY, "U.S. Trust") serve as the investment adviser to the Portfolios. U.S. Trust has delegated the daily management of the security holdings of the California Tax-Exempt Income Fund to U.S. Trust Company, N.A. ("U.S. Trust, N.A."). For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of .25% of the average daily net assets of Tax-Exempt Money Fund,
 .30% of the average daily net assets of Short- Term Tax-Exempt Securities Fund, .35% of the average daily net assets of Intermediate-Term Tax- Exempt Fund and .50% of the average daily net assets of each of New York Intermediate-Term Tax-Exempt Fund, Long-Term Tax-Exempt Fund, California Tax-Exempt Income Fund and New York Tax-Exempt Money Fund. U.S. Trust, N.A. is compensated only by U.S. Trust and receives no fee directly from California Tax-Exempt Income Fund. U.S. Trust NY, U.S. Trust CT and U.S. Trust, N.A. are wholly-owned subsidiaries of U.S. Trust Corporation, a registered bank holding company.

      U.S. Trust CT, Chase Global Funds Services Company, a corporate affiliate of The Chase Manhattan Bank and Federated Administrative Services (collectively, the "Administrators") provide administrative services to Excelsior Tax-Exempt Fund. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Tax-Exempt Fund, Excelsior Fund, and Excelsior Institutional Trust (excluding the international equity portfolios of Excelsior Fund and Excelsior Institutional Trust), all of which are affiliated investment companies, as follows: .200% of the first $200 million, .175% of the next $200 million, and .150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. For the six months ended September 30, 1998, Administration fees charged by U.S. Trust CT were as follows:

Tax-Exempt Money Fund................................................. $250,018
Short-Term Tax-Exempt Securities Fund.................................    7,159
Intermediate-Term Tax-Exempt Fund.....................................   49,067
New York Intermediate-Term Tax-Exempt Fund............................   24,892
Long-Term Tax-Exempt Fund.............................................   28,257
California Tax-Exempt Income Fund.....................................    7,062
New York Tax-Exempt Money Fund........................................   11,590

  From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. Until further notice to Excelsior Tax-Exempt Fund, U.S. Trust intends to voluntarily waive fees and reimburse expenses to the extent necessary for Short-Term Tax-Exempt Securities Fund and New York Tax-Exempt Money Fund to maintain an annual expense ratio of not more than .60%. For the six months ended September 30, 1998, no fees were waived or expenses reimbursed for Short-Term Tax-Exempt Securities Fund. U.S. Trust waived investment advisory fees totaling $107,706 for New York Tax-Exempt Money Fund pursuant to this voluntary limitation. In addition, U.S. Trust has voluntarily agreed to temporarily waive fees necessary for the California Tax-Exempt Income Fund to maintain an annual expense ration of not more than .50%. For the six months ended September 30, 1998, U.S. Trust waived investment advisory fees totaling $21,537 for California Tax-Exempt Income Fund. In addition U.S. Trust reimbursed expenses totaling $38,663 for California Tax-Exempt Income Fund.

  Excelsior Tax-Exempt Fund has also entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative service fee at the annual rate of up to .40% of the average daily net asset value of its shares held by the service organization's customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements.

  Administrative service fees paid to affiliates of U.S. Trust amounted to $574,995, for the six months ended September 30, 1998. Until further notice to Excelsior Tax-Exempt Fund, U.S. Trust and the Administrators have voluntarily agreed to waive investment advisory and administration fees payable by each Portfolio in an amount equal to the administrative service fees payable (including fees paid to affiliates of U.S. Trust) by such Portfolio. For the six months ended September 30, 1998, U.S. Trust and the Administrators waived investment advisory and administration fees in amounts equal to the administrative service fees for the Portfolios as set forth below:

                                                           U.S.
                                                          TRUST   ADMINISTRATORS
                                                         -------- --------------
Tax-Exempt Money Fund................................... $340,805        --
Short-Term Tax-Exempt Securities Fund...................   13,833     $    1
Intermediate-Term Tax-Exempt Fund.......................   82,164        599
New York Intermediate-Term Tax-Exempt Fund..............   18,472          5
Long-Term Tax-Exempt Fund...............................   58,972      4,091
California Tax-Exempt Income Fund.......................   77,040        --
New York Tax-Exempt Money Fund..........................      --         --

  Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., serves as the sponsor and distributor of Excelsior Tax-Exempt Fund. Shares of each Portfolio are sold without a sales charge on a continuous basis by the Distributor.

  Each Director of Excelsior Tax-Exempt Fund receives an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $5,000.

3. PURCHASES AND SALES OF SECURITIES

  For the six months ended September 30, 1998, purchases and sales and maturities of securities, excluding short-term investments, for the Portfolios aggregated:

                                                        PURCHASES      SALES
                                                       ------------ -----------
Short-Term Tax-Exempt Securities Fund................. $  8,487,872 $ 9,432,908
Intermediate-Term Tax-Exempt Fund.....................   84,309,200  85,839,900
New York Intermediate-Term Tax-Exempt Fund............   63,866,923  53,807,807
Long-Term Tax-Exempt Fund.............................  107,086,910  80,523,230
California Tax-Exempt Income Fund.....................   21,020,492   1,364,928

4. COMMON STOCK:

  Excelsior Tax-Exempt Fund currently has authorized capital of 14 billion shares of Common Stock, 11 billion of which is currently classified to represent interests in one of seven separate investment portfolios. Authorized capital currently classified for each Portfolio is as follows: 2 billion shares of each of Tax-Exempt Money Fund and New York Tax-Exempt Money Fund, and 500 million shares each of Short-Term Tax-Exempt Securities Fund, Intermediate-Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund, Long-Term Tax-Exempt Fund and California Tax-Exempt Income Fund.

  Each share has a par value of $.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable and tax-exempt earnings on the assets belonging to such Portfolio as are declared at the discretion of Excelsior Tax-Exempt Fund's Board of Directors. Since Tax-Exempt Money Fund and New York Tax-Exempt Money Fund have sold, reinvested and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amount shown below for such transactions.

                                                   TAX-EXEMPT MONEY FUND
                                              ---------------------------------
                                              SIX MONTHS ENDED    YEAR ENDED
                                                  09/30/98         03/31/98
                                              ----------------  ---------------
Sold......................................... $ 2,619,196,826   $ 4,454,235,468
Issued as reinvestment of dividends..........       1,197,884         1,926,989
Redeemed.....................................  (2,643,214,232)   (4,129,293,577)
                                              ---------------   ---------------
Net Increase (Decrease)...................... $   (22,819,522)  $   326,868,880
                                              ===============   ===============

                                 SHORT-TERM TAX-EXEMPT SECURITIES FUND
                            --------------------------------------------------
                               SIX MONTHS ENDED             YEAR ENDED
                                   09/30/98                  03/31/98
                            ------------------------  ------------------------
                              SHARES       AMOUNT       SHARES       AMOUNT
                            ----------  ------------  ----------  ------------
Sold.......................  1,090,309  $  7,747,605   2,733,984  $ 19,392,724
Issued as reinvestment of
 dividends.................      7,936        56,399      17,281       122,405
Redeemed................... (1,521,189)  (10,804,403) (2,634,790)  (18,672,017)
                            ----------  ------------  ----------  ------------
Net Increase (Decrease)....   (422,944) $ (3,000,399)    116,475  $    843,112
                            ==========  ============  ==========  ============

                                   INTERMEDIATE-TERM TAX-EXEMPT FUND
                            --------------------------------------------------
                               SIX MONTHS ENDED             YEAR ENDED
                                   09/30/98                  03/31/98
                            ------------------------  ------------------------
                              SHARES       AMOUNT       SHARES       AMOUNT
                            ----------  ------------  ----------  ------------
Sold.......................  4,067,431  $ 38,684,396   6,372,050  $ 59,944,634
Issued as reinvestment of
 dividends.................     30,001       285,245      64,384       602,980
Redeemed................... (2,757,416)  (26,169,530) (4,644,039)  (43,387,232)
                            ----------  ------------  ----------  ------------
Net Increase...............  1,340,016  $ 12,800,111   1,792,395  $ 17,160,382
                            ==========  ============  ==========  ============

                              NEW YORK INTERMEDIATE-TERM TAX-EXEMPT FUND
                            --------------------------------------------------
                               SIX MONTHS ENDED             YEAR ENDED
                                   09/30/98                  03/31/98
                            ------------------------  ------------------------
                              SHARES       AMOUNT       SHARES       AMOUNT
                            ----------  ------------  ----------  ------------
Sold.......................  3,702,858  $ 32,617,849   6,677,428  $ 57,944,807
Issued as reinvestment of
 dividends.................     29,357       258,497      40,167       348,885
Redeemed................... (2,027,342)  (17,902,733) (3,883,837)  (33,687,486)
                            ----------  ------------  ----------  ------------
Net Increase...............  1,704,873  $ 14,973,613   2,833,758  $ 24,606,206
                            ==========  ============  ==========  ============

                                       LONG-TERM TAX-EXEMPT FUND
                            --------------------------------------------------
                               SIX MONTHS ENDED             YEAR ENDED
                                   09/30/98                  03/31/98
                            ------------------------  ------------------------
                              SHARES       AMOUNT       SHARES       AMOUNT
                            ----------  ------------  ----------  ------------
Sold.......................  3,508,178  $ 35,346,443   6,182,806  $ 61,622,593
Issued as reinvestment of
 dividends.................     60,384       609,680      83,665       833,374
Redeemed................... (1,904,402)  (19,169,536) (2,807,996)  (27,800,219)
                            ----------  ------------  ----------  ------------
Net Increase...............  1,664,160  $ 16,786,587   3,458,475  $ 34,655,748
                            ==========  ============  ==========  ============

                                    CALIFORNIA TAX-EXEMPT INCOME FUND
                              ------------------------------------------------
                                 SIX MONTHS ENDED            YEAR ENDED
                                     09/30/98                 03/31/98
                              -----------------------  -----------------------
                                SHARES      AMOUNT       SHARES      AMOUNT
                              ----------  -----------  ----------  -----------
Sold.........................  3,889,122  $27,973,284   3,835,056  $27,133,029
Issued as reinvestment of
 dividends...................        782        5,608         759        5,420
Redeemed..................... (1,209,490)  (8,696,935) (1,206,002)  (8,604,896)
                              ----------  -----------  ----------  -----------
Net Increase.................  2,680,414  $19,281,957   2,629,813  $18,533,553
                              ==========  ===========  ==========  ===========

                                                  NEW YORK TAX-EXEMPT MONEY FUND
                                                  ------------------------------
                                                       08/03/98* - 09/30/98
                                                  ------------------------------
Sold.............................................         $ 348,678,058
Issued as reinvestment of dividends..............                 4,324
Redeemed.........................................          (123,635,502)
                                                          -------------
Net Increase.....................................         $ 225,046,880
                                                          =============

--------
* Commencement of operations

5. ORGANIZATION COSTS:

  Excelsior Tax-Exempt Fund has borne all costs in connection with the initial organization of new portfolios, including the fees for registering and qualifying its shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line basis over periods of five years from the dates on which each Portfolio commenced operations.

6. LINE OF CREDIT:

  The Portfolios and other affiliated funds participate in a $250 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its borrowings, at a rate equal to the Federal Funds Rate plus 2% per year. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the six months ended September 30, 1998, the Portfolios had no borrowings under the agreement.